UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 1/31/19

Explanatory Note:

The Registrant is filing this amendment to its Quarterly Schedule of Portfolio Holdings on Form N-Q for the period ended January 31, 2019 filed with the Securities and Exchange Commission on April 1, 2019 (Accession Number 0001193125-19-094760). The purpose of this amendment is to modify certain information in Item 1 ‘Schedule of Investments” with respect to Invesco Global Targeted Returns Fund (the “Fund”).

Other than the aforementioned revision, this Form N-Q/A does not reflect events occurring after the filing of the original Form N-Q, or modify or update the disclosures therein in any way.

Item 1. Schedule of Investments.

Invesco Global Targeted Returns Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
GTR-QTR-1   01/19
Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–30.69%
Australia–0.45%
Alumina Ltd.	7,546	$13,329
Amcor Ltd.	4,387	43,594
BHP Group PLC	3,118	69,122
Metcash Ltd.	11,555	20,830
Newcrest Mining Ltd.	1,498	26,685
Nine Entertainment Co. Holdings Ltd.	7,155	7,567
Origin Energy Ltd.(a)	4,136	21,466
QBE Insurance Group Ltd.	4,760	37,212
Telstra Corp. Ltd.	7,638	17,289
Woodside Petroleum Ltd.	4,411	110,042
		367,136
Austria–0.03%
Verbund AG	549	28,039
Belgium–0.15%
Colruyt S.A.	828	59,461
UCB S.A.	683	59,132
		118,593
Brazil–0.12%
EZ Tec Empreendimentos e Participacoes S.A.	4,035	30,634
Kroton Educacional S.A.	4,200	13,163
Telefonica Brasil S.A., Preference Shares	3,687	49,221
		93,018
Canada–0.42%
Agnico Eagle Mines Ltd.	1,491	64,978
Barrick Gold Corp.	4,314	57,752
Canadian Natural Resources Ltd.	4,003	107,452
Goldcorp, Inc.	5,207	58,266
Methanex Corp.	458	24,993
PrairieSky Royalty Ltd.	2,054	29,670
		343,111
China–2.15%
51job, Inc., ADR(a)	917	63,860
Alibaba Group Holding Ltd., ADR(a)	632	106,486
Baidu, Inc., ADR(a)	1,164	200,941
Bank of China Ltd., Class H	168,000	78,140
Bitauto Holdings Ltd., ADR(a)	2,325	45,152
Changyou.com Ltd., ADR	224	4,536
China Communications Services Corp. Ltd., Class H	22,000	20,684
China Conch Venture Holdings Ltd.	12,500	41,655
China Mobile Ltd.	9,500	99,872
China Oilfield Services Ltd., Class H	48,000	47,607
Shares		Value
China–(continued)
China Pacific Insurance (Group) Co., Ltd., Class H	12,400	$43,887
China Resources Power Holdings Co. Ltd.	26,000	52,370
CNOOC Ltd.	75,000	125,396
Dongfeng Motor Group Co. Ltd., Class H	76,000	80,266
FIH Mobile Ltd.(a)	6,000	656
JD.Com, Inc., ADR(a)	5,913	146,938
Minth Group Ltd.	18,000	62,622
NetEase, Inc., ADR	574	144,608
Qingdao Port International Co., Ltd., Class H, REGS(a)(b)	71,000	44,154
Sohu.com Ltd., ADR(a)	232	4,802
Tencent Holdings Ltd.	7,200	323,948
		1,738,580
Denmark–0.43%
AP Moller - Maersk A/S, Class B	42	55,905
Carlsberg A/S, Class B	522	59,714
Dfds A/S	503	23,750
DSV A/S	413	32,929
GN Store Nord A/S	1,326	57,086
Novo Nordisk A/S, Class B	1,226	57,497
Royal Unibrew A/S	766	57,662
		344,543
Faroe Islands–0.03%
Bakkafrost P/F	488	25,343
Finland–0.50%
Nokia Oyj	17,768	112,017
Stora Enso Oyj, Class R	4,630	61,978
UPM-Kymmene Oyj	6,190	178,969
Valmet Corp.	2,389	53,732
		406,696
France–2.05%
Airbus S.E.	258	29,682
Altran Technologies S.A.	2,973	28,023
AXA S.A.	2,559	59,382
BNP Paribas S.A.	1,775	83,417
Capgemini SE	954	105,736
Carrefour S.A.	6,912	136,750
Cie Generale des Etablissements Michelin SCA	1,088	118,397
Dassault Aviation S.A.	28	41,695
Engie S.A.	3,846	61,671
L’Oreal S.A.	292	70,347
Nexity S.A.	167	7,799
Orange S.A.	11,948	185,726
Peugeot S.A.	2,821	71,179
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
France–(continued)
Safran S.A.	705	$92,645
Sanofi	518	44,954
Societe BIC S.A.	155	15,545
Teleperformance	364	62,620
TOTAL S.A.	7,994	439,014
		1,654,582
Germany–1.24%
Allianz S.E.	210	44,449
BASF S.E.	1,274	93,064
Bayer AG	4,414	334,460
Beiersdorf AG	134	13,390
Deutsche Post AG	5,335	157,302
Deutsche Telekom AG	7,153	116,178
HOCHTIEF AG	295	44,064
SAP S.E.	637	65,802
TAG Immobilien AG	2,323	58,602
Volkswagen AG, Preference Shares	457	77,740
		1,005,051
Hong Kong–0.63%
AIA Group Ltd.	18,800	168,902
CK Asset Holdings Ltd.	11,500	97,555
CK Hutchison Holdings Ltd.	13,500	137,184
Pacific Basin Shipping Ltd.	40,000	7,927
Standard Chartered PLC	11,000	90,345
Zhejiang Expressway Co., Ltd., Class H	6,000	6,147
		508,060
India–0.71%
Adani Ports & Special Economic Zone Ltd.	9,327	44,412
HDFC Bank Ltd., ADR	1,375	135,052
Housing Development Finance Corp. Ltd.	981	26,516
ICICI Bank Ltd., ADR	13,700	139,877
Infosys Ltd., ADR	10,312	111,370
UPL Ltd.	10,513	116,261
		573,488
Indonesia–0.07%
PT Bank Negara Indonesia (Persero) Tbk	80,500	52,284
Ireland–0.13%
AerCap Holdings N.V.(a)	320	15,123
CRH PLC	956	27,526
Kingspan Group PLC	1,448	59,169
		101,818
Israel–0.07%
Plus500 Ltd.	2,910	58,587
Italy–0.44%
Banco BPM S.p.A.(a)	26,636	51,573
Eni S.p.A.	4,434	75,143
Intesa Sanpaolo S.p.A.	60,443	138,006
Shares		Value
Italy–(continued)
Iren S.p.A.	4,675	$11,462
Telecom Italia S.p.A.(a)	135,270	75,247
		351,431
Japan–0.32%
INPEX Corp.	8,300	79,268
Mitsubishi Estate Co., Ltd.	1,300	22,968
NEXON Co., Ltd.(a)	1,100	16,784
Sumitomo Mitsui Financial Group, Inc.	1,700	63,131
Toyota Motor Corp.	1,300	79,884
		262,035
Malaysia–0.01%
British American Tobacco Malaysia Bhd.	900	8,512
Mexico–0.11%
Fibra Uno Administracion S.A. de C.V.	63,900	87,819
Netherlands–0.59%
ASM International N.V.	549	26,802
Heineken Holding N.V.	479	41,646
ING Groep N.V.	11,405	135,064
Koninklijke Ahold Delhaize N.V.	5,800	152,822
SBM Offshore N.V.	3,652	60,277
Wolters Kluwer N.V.	994	61,893
		478,504
Norway–0.48%
Equinor ASA	6,192	141,264
Leroy Seafood Group ASA	5,960	47,446
Orkla ASA	2,809	22,615
Salmar ASA	1,129	59,034
Telenor ASA	2,976	56,303
TGS NOPEC Geophysical Co. ASA	987	29,268
Yara International ASA	719	29,726
		385,656
Philippines–0.03%
Robinsons Retail Holdings, Inc.	13,650	23,051
Portugal–0.02%
NOS, SGPS S.A.	3,028	19,634
Russia–0.08%
Sberbank of Russia PJSC, ADR	4,927	66,884
Sberbank of Russia PJSC, ADR	6	82
		66,966
Singapore–0.19%
Parkway Life REIT	2,700	5,756
United Overseas Bank Ltd.	7,700	144,310
		150,066
South Africa–0.20%
Anglo American PLC	2,180	55,550
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
South Africa–(continued)
Naspers Ltd., Class N	386	$89,322
Old Mutual Ltd.	8,929	15,785
		160,657
South Korea–1.72%
E-MART Inc.	88	15,185
Hyundai Motor Co.	490	57,031
Hyundai Motor Co., Preference Shares	702	53,061
Hyundai Steel Co.	517	23,790
Kangwon Land, Inc.(a)	526	16,073
KB Financial Group Inc.	2,763	118,873
Korea Electric Power Corp.	3,611	111,967
LG Chem Ltd.	115	38,035
LG Corp.	1,216	84,917
POSCO	322	78,402
Samsung Electronics Co., Ltd.	10,295	430,156
Samsung Electronics Co., Ltd., Preference Shares	5,025	169,936
Samsung Fire & Marine Insurance Co., Ltd.	381	93,482
Shinhan Financial Group Co., Ltd.	2,550	98,719
		1,389,627
Spain–0.58%
Atresmedia Corp de Medios de Comunicacion S.A.	2,504	12,146
Banco Bilbao Vizcaya Argentaria, S.A.	8,398	49,696
Banco Santander S.A.	15,358	72,635
Bankia S.A.	15,243	44,316
CaixaBank, S.A.	33,167	125,202
Endesa, S.A.	2,531	63,212
Industria de Diseno Textil, S.A.	2,097	58,446
Mediaset Espana Comunicacion S.A.	2,115	14,888
Merlin Properties SOCIMI, S.A.	1,645	22,048
Neinor Homes, S.L.U., REGS(a)(b)	631	9,043
		471,632
Sweden–0.61%
Autoliv, Inc.	1,082	86,398
Axfood AB	1,506	26,364
Loomis AB, Class B	755	27,090
Sandvik AB	1,447	23,076
Securitas AB, Class B	3,666	58,962
SSAB AB, Class A	3,903	15,434
SSAB AB, Class B	10,308	34,585
Svenska Cellulosa AB SCA, Class B	6,874	60,365
Swedish Match AB	1,375	61,583
Telefonaktiebolaget LM Ericsson, Class B	5,348	47,633
Telia Co. AB	12,333	53,754
		495,244
Switzerland–1.29%
Adecco Group AG	555	27,754
Barry Callebaut AG	9	15,295
Shares		Value
Switzerland–(continued)
Flughafen Zurich AG	81	$14,295
Glencore PLC(a)	34,393	139,592
Novartis AG	2,156	188,162
Roche Holding AG	1,312	348,235
SGS S.A.	18	43,445
Sunrise Communications Group AG, REGS(a)(b)	726	61,204
UBS Group AG(a)	5,615	72,778
Zurich Insurance Group AG	420	131,926
		1,042,686
Taiwan–1.02%
Asustek Computer Inc.	13,000	100,797
Delta Electronics Inc.	21,000	103,964
Gigabyte Technology Co., Ltd.	14,000	18,755
Hon Hai Precision Industry Co., Ltd.	22,400	51,769
MediaTek Inc.	21,000	171,432
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	155,627
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,970	224,592
		826,936
Thailand–0.26%
Bangkok Bank PCL	8,800	62,369
Bangkok Bank PCL, NVDR	9,200	63,436
CPN Retail Growth Leasehold REIT	11,400	9,761
Kasikornbank PCL, NVDR	11,100	71,214
		206,780
United Arab Emirates–0.04%
Borr Drilling Ltd.(a)	10,967	28,087
United Kingdom–10.64%
Aviva PLC	49,833	270,962
Babcock International Group PLC	13,396	93,263
BAE Systems PLC	55,837	374,821
Balfour Beatty PLC	13,610	48,911
Barclays PLC	114,948	238,481
BCA Marketplace PLC	23,843	62,701
Beazley PLC	15,377	99,632
BP PLC	115,823	790,101
British American Tobacco PLC	10,079	355,211
British Land Co. PLC (The)	11,895	89,459
BT Group PLC	59,389	181,027
BTG PLC(a)	7,311	79,781
Bunzl PLC	1,988	62,579
Capita PLC(a)	38,263	58,266
Centrica PLC	31,527	56,402
Dairy Crest Group PLC	5,517	34,979
Derwent London PLC	2,875	122,138
Drax Group PLC	6,936	36,553
easyJet PLC	13,815	229,034
Essentra PLC	12,607	61,677
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
United Kingdom–(continued)
Evraz PLC	8,262	$53,987
G4S PLC	68,817	176,504
GlaxoSmithKline PLC	10,658	207,051
Grafton Group PLC(c)	994	9,576
Hikma Pharmaceuticals PLC	2,724	57,540
Hiscox Ltd.	6,185	115,032
Howden Joinery Group PLC	2,544	16,880
HSBC Holdings PLC	10,400	88,144
Imperial Brands PLC	5,569	184,433
Inchcape PLC	1,618	12,160
International Consolidated Airlines Group, S.A.	6,820	57,641
International Consolidated Airlines Group, S.A.	14,135	119,394
Intertek Group PLC	153	9,849
J Sainsbury PLC	23,029	86,144
Lancashire Holdings Ltd.	8,186	60,555
Legal & General Group PLC	90,391	307,862
Marks & Spencer Group PLC	50,718	192,115
Melrose Industries PLC	29,355	65,086
Moneysupermarket.com Group PLC	3,063	12,173
N Brown Group PLC	9,427	10,806
National Grid PLC	5,104	55,486
NewRiver REIT PLC	35,280	102,032
Next PLC	3,421	217,484
PageGroup PLC	4,531	26,244
Pearson PLC	4,706	55,922
Persimmon PLC	1,122	34,951
Phoenix Group Holdings PLC	1,839	15,312
Provident Financial PLC(a)	9,823	67,717
RELX PLC	3,064	67,776
Rentokil Initial PLC	12,768	56,436
Rightmove PLC	3,957	24,497
Rio Tonto PLC	1,117	61,777
Rolls-Royce Holdings PLC(a)	33,542	389,649
Royal Bank of Scotland Group PLC (The)	92,633	292,687
Royal Dutch Shell PLC, Class A	17,143	531,735
Royal Dutch Shell PLC, Class A	7,041	218,241
Royal Dutch Shell PLC, Class B	3,090	96,120
RSA Insurance Group PLC	15,548	104,689
Smith & Nephew PLC	2,170	40,843
SSP Group PLC	1,628	14,234
Stagecoach Group PLC	24,684	50,053
Standard Chartered PLC	3,090	24,880
TalkTalk Telecom Group PLC	33,564	49,129
Tate & Lyle PLC	6,661	60,090
Tesco PLC	71,915	210,436
Thomas Cook Group PLC	122,786	55,819
TP ICAP PLC	7,868	32,507
Unilever N.V.	1,132	60,437
Vectura Group PLC(a)	18,604	18,130
Vodafone Group PLC	150,193	273,577
Shares			Value
United Kingdom–(continued)
WH Smith PLC		728	$18,658
Whitbread PLC		1,068	68,456
WM Morrison Supermarkets PLC		3,027	9,300
			8,594,214
United States–2.83%
Allergan PLC		287	41,322
Altria Group, Inc.		2,655	131,024
American Express Co.		589	60,490
Amgen, Inc.		248	46,403
Anthem, Inc.		129	39,087
AO Smith Corp.		900	43,074
Aon PLC		257	40,151
Apache Corp.		870	28,553
Baker Hughes, a GE Co.		4,431	104,439
Berkshire Hathaway, Inc., Class B(a)		274	56,318
Biogen, Inc.(a)		96	32,043
Booking Holdings, Inc.(a)		14	25,659
Broadcom, Inc.		256	68,672
Chevron Corp.		1,051	120,497
Citigroup, Inc.		2,507	161,601
eBay, Inc.(a)		700	23,555
First Republic Bank		941	90,929
Gilead Sciences, Inc.		1,164	81,492
JPMorgan Chase & Co.		919	95,117
Las Vegas Sands Corp.		2,186	127,575
Markel Corp.(a)		50	52,676
Mastercard, Inc., Class A		102	21,535
Microsoft Corp.		300	31,329
Nasdaq, Inc.		1,016	89,449
National Oilwell Varco, Inc.		2,280	67,214
Newmont Mining Corp.		1,574	53,689
Pfizer Inc.		2,081	88,339
Samsonite International S.A.(a)(b)		9,600	28,199
TE Connectivity Ltd.		878	71,074
Texas Instruments, Inc.		783	78,832
United Rentals Inc.(a)		179	22,422
United Technologies Corp.		1,150	135,781
Wells Fargo & Co.		1,835	89,750
Williams-Sonoma, Inc.		752	40,931
			2,289,221
Zambia–0.05%
First Quantum Minerals Ltd.		3,469	40,156
Total Common Stocks & Other Equity Interests (Cost $24,673,358)			24,797,843
Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–13.17%(d)
Belgium–0.16%
Solvay Finance S.A., REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 5.87%, (b)(e)	EUR	100,000	127,499
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount		Value
Canada–0.04%
Parkland Fuel Corp., Sr. Unsec. Gtd. Notes, 5.63%, 05/09/2025	CAD	40,000	$29,491
France–0.73%
Burger King France S.A.S., Sr. Sec. Gtd. Floating Rate Bonds, 5.25% (3 mo. EURIBOR + 5.25%), 05/01/2023(b)(f)	EUR	100,000	115,955
Electricite de France S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 5.88% (b)(e)	GBP	100,000	126,977
La Financiere Atalian S.A.S., Sr. Sec. Gtd. Bonds, 6.63%, 05/15/2025(b)	GBP	100,000	99,354
Orange S.A., REGS, Jr. Unsec. Sub. Euro Notes, 5.88% (b)(e)	GBP	100,000	139,903
Picard Groupe S.A.S., Sr. Sec. Gtd. Floating Rate Bonds, 3.00% (3 mo. EURIBOR + 3.00%), 11/30/2023(b)(f)	EUR	100,000	110,398
			592,587
Germany–0.40%
CBR Fashion Finance B.V., Sr. Sec. Gtd. Bonds, 5.13%, 10/01/2022(b)	EUR	100,000	98,497
Deutsche Bank AG, REGS, Jr. Unsec. Sub. Euro Notes, 7.13% (b)(e)	GBP	100,000	111,581
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 4.63%, 02/15/2026(b)	EUR	90,000	110,933
			321,011
Israel–0.15%
Teva Pharmaceutical Finance Netherlands II B.V., Sr. Unsec. Gtd. Notes, 4.50%, 03/01/2025(b)	EUR	100,000	119,384
Italy–0.25%
Pro-Gest S.p.A., Sr. Unsec. Bonds, 3.25%, 12/15/2024(b)	EUR	100,000	104,277
Wind Tre S.p.A., Sr. Sec. Gtd. Floating Rate First Lien Notes, 2.75% (3 mo. EURIBOR + 2.75%), 01/20/2024(b)(f)	EUR	100,000	102,648
			206,925
Japan–0.14%
SoftBank Group Corp., REGS, Sr. Unsec. Gtd. Euro Notes, 3.13%, 09/19/2025(b)	EUR	100,000	111,119
Mexico–3.89%
Mexican Bonos,
Series M, Sr. Unsec. Bonds,
6.50%, 06/09/2022	MXN	32,800,000	1,630,596
8.00%, 12/07/2023	MXN	26,300,000	1,364,468
7.50%, 06/03/2027	MXN	1,500,000	74,095
Petroleos Mexicanos, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.25%, 06/02/2022(b)	GBP	50,000	72,679
			3,141,838
	Principal Amount		Value
Netherlands–0.12%
HEMA Bondco I B.V., Sr. Sec. Gtd. Floating Rate Bonds, 6.25% (3 mo. EURIBOR + 6.25%), 07/15/2022(b)(f)	EUR	100,000	$97,870
Poland–3.54%
Republic of Poland Government Bond,
Series 0726, Unsec. Bonds, 2.50%, 07/25/2026	PLN	10,682,000	2,856,712
Series 0727, Unsec. Bonds, 2.50%, 07/25/2027	PLN	7,000	1,862
			2,858,574
Portugal–0.09%
Portugal Obrigacoes do Tesouro OT, REGS, Sr. Unsec. Euro Bonds, 2.88%, 10/15/2025(b)	EUR	60,000	77,530
South Africa–0.24%
Republic of South Africa Government Bond, Series 2048, Unsec. Bonds, 8.75%, 02/28/2048	ZAR	2,800,000	193,496
Spain–0.59%
Caixabank, S.A. (Spain), REGS, Jr. Unsec. Sub. Euro Bonds, 6.75% (b)(e)	EUR	200,000	239,561
Naviera Armas, S.A., Sr. Sec. Gtd. Floating Rate Bonds, 6.50% (3 mo. EURIBOR + 6.50%), 07/31/2023(b)(f)	EUR	100,000	112,263
Spain Government Bond, REGS, Sr. Unsec. Euro Bonds, 1.95%, 04/30/2026(b)	EUR	55,000	67,986
Spain Government Inflation Linked Bond, REGS, Sr. Unsec. Euro Bonds, 0.55%, 11/30/2019(b)	EUR	52,023	60,387
			480,197
United Kingdom–2.83%
Barclays Bank PLC, Series RCI, REGS, Jr. Unsec. Sub. Euro Bonds, 14.00% (b)(e)	GBP	100,000	136,901
Boparan Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 5.50%, 07/15/2021(b)	GBP	100,000	99,840
BP Capital Markets PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 1.18%, 08/12/2023(b)	GBP	100,000	128,785
Centrica PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 5.25%, 04/10/2075(b)	GBP	100,000	132,500
CYBG PLC, REGS, Unsec. Sub. Euro Bonds, 5.00%, 02/09/2026(b)	GBP	100,000	129,017
Fidelity International Ltd., REGS, Sr. Unsec. Medium-Term Euro Notes, 6.75%, 10/19/2020(b)	GBP	50,000	70,457
InterContinental Hotels Group PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.13%, 08/24/2026(b)	GBP	100,000	123,392
Lloyds Banking Group PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 7.88% (b)(e)	GBP	200,000	288,430
Marks & Spencer PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 4.75%, 06/12/2025(b)	GBP	100,000	137,873
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount		Value
United Kingdom–(continued)
Nationwide Building Society, REGS, Jr. Unsec. Sub. Notes, 10.25% (b)(e)	GBP	68,000	$127,763
NatWest Markets PLC, Series 352, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.20% (e)	GBP	13,000	17,895
Next PLC, REGS, Sr. Unsec. Euro Bonds, 3.63%, 05/18/2028(b)	GBP	100,000	131,475
RAC Bond Co. PLC, REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 4.87%, 05/06/2026(b)	GBP	100,000	125,352
RL Finance Bonds No. 3 PLC, REGS, Unsec. Gtd. Sub. Euro Bonds, 6.13%, 11/13/2028(b)	GBP	100,000	146,521
Tesco Property Finance 2 PLC, REGS, Sr. Sec. First Lien Mortgage-Backed Euro Bonds, 6.05%, 10/13/2039(b)	GBP	42,788	67,279
Travis Perkins PLC, REGS, Sr. Unsec. Gtd. Euro Bonds, 4.50%, 09/07/2023(b)	GBP	100,000	132,322
United Kingdom Gilt Inflation-Linked, REGS, Unsec. Bonds, 0.13%, 03/22/2026(b)	GBP	22,041	33,725
Virgin Media Secured Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 03/28/2029(b)	GBP	100,000	135,324
Vodafone Group PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 3.38%, 08/08/2049(b)	GBP	100,000	119,143
			2,283,994
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,656,151)			10,641,515
U.S. Dollar Denominated Bonds & Notes–10.20%
Argentina–0.17%
Transportadora de Gas del Sur S.A., Sr. Unsec. Notes, 6.75%, 05/02/2025(b)		$150,000	140,595
Australia–0.02%
Nufarm Australia Ltd./Nufarm Americas Inc., Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)		16,000	14,880
Brazil–0.33%
MARB BondCo PLC, Sr. Unsec. Gtd. Notes, 7.00%, 03/15/2024(b)		200,000	196,150
Petrobras Global Finance B.V., Sr. Unsec. Gtd. Global Notes,
8.75%, 05/23/2026		25,000	29,389
5.75%, 02/01/2029		39,000	38,251
			263,790
Canada–0.40%
1011778 BC ULC/ New Red Finance, Inc., Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)		32,000	30,960
Air Canada, Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)		25,000	26,781
Principal Amount		Value
Canada–(continued)
Bombardier, Inc., Sr. Unsec. Notes,
8.75%, 12/01/2021(b)	$14,000	$14,935
5.75%, 03/15/2022(b)	18,000	17,235
6.13%, 01/15/2023(b)	25,000	24,141
7.50%, 03/15/2025(b)	18,000	17,437
Hulk Finance Corp., Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	64,000	59,373
Mercer International Inc., Sr. Unsec. Global Notes,
6.50%, 02/01/2024	22,000	22,338
5.50%, 01/15/2026	10,000	9,325
Parkland Fuel Corp., Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	23,000	22,080
Precision Drilling Corp., Sr. Unsec. Gtd. Global Notes,
6.50%, 12/15/2021	7,440	7,217
5.25%, 11/15/2024	15,000	12,938
Taseko Mines Ltd., Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(b)	22,000	19,635
Teck Resources Ltd., Sr. Unsec. Notes, 6.13%, 10/01/2035	33,000	34,650
		319,045
France–0.26%
BNP Paribas S.A., REGS, Jr. Unsec. Sub. Euro Notes, 7.38% (b)(e)	200,000	207,956
Germany–0.21%
Allianz S.E., Series DIP, REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 3.88% (b)(e)	200,000	172,266
Israel–0.03%
Teva Pharmaceutical Finance IV, B.V., Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	25,000	24,163
Italy–0.26%
Telecom Italia Capital S.A., Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/2033	7,000	6,391
7.20%, 07/18/2036	16,000	15,525
Telecom Italia S.p.A., Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	200,000	190,750
		212,666
Luxembourg–0.35%
Altice Financing S.A., Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	200,000	190,000
Intelsat Jackson Holdings S.A., Sr. Unsec. Gtd. Global Bonds,
5.50%, 08/01/2023	76,000	69,445
8.50%, 10/15/2024(b)	23,000	23,345
		282,790
Spain–0.17%
Telefonica Emisiones S.A.U, Sr. Unsec. Gtd. Global Notes, 4.90%, 03/06/2048	150,000	140,969
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United Kingdom–0.63%
Barclays Bank PLC, Jr. Unsec. Sub. Euro Bonds, 2.75%, (e)	$20,000	$15,150
HSBC Holdings PLC, Jr. Unsec. Sub. Global Bonds, 6.00% (e)	200,000	192,795
Royal Bank of Scotland Group PLC (The), Jr. Unsec. Sub. Bonds,
7.50% (e)	200,000	205,000
5.12% (3 mo. USD LIBOR + 2.32%) (e)(f)	100,000	94,500
		507,445
United States–7.30%
Acrisure LLC/Acrisure Finance Inc., Sr. Sec. Notes, 8.13%, 02/15/2024(b)	4,000	4,076
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	15,000	15,563
Albertsons Cos. LLC/Safeway Inc./New Albertson’s L.P./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes,
6.63%, 06/15/2024	31,000	30,690
7.50%, 03/15/2026(b)	17,000	17,085
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	30,000	31,462
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
5.75%, 06/15/2025	40,000	37,046
5.88%, 11/15/2026	30,000	27,075
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	30,000	29,850
Amerigas Partners L.P./Amerigas Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/20/2026	40,000	39,612
Apple Inc., Sr. Unsec. Global Notes, 3.45%, 02/09/2045	50,000	45,997
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	15,000	14,700
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	28,000	30,065
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	36,000	35,190
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	22,000	21,654
Bausch Health Cos. Inc., Sr. Unsec. Gtd. Notes,
6.13%, 04/15/2025(b)	65,000	61,587
5.50%, 11/01/2025(b)	21,000	21,023
9.25%, 04/01/2026(b)	14,000	15,085
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
8.75%, 03/15/2022	25,000	26,200
6.75%, 03/15/2025	40,000	35,950
5.88%, 10/15/2027	6,000	5,130
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	50,000	47,875
Principal Amount		Value
United States–(continued)
Booking Holdings, Inc., Sr. Unsec. Global Notes, 3.60%, 06/01/2026	$100,000	$98,636
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 04/01/2026	20,000	20,500
6.00%, 08/15/2026	12,000	12,075
Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	22,000	20,955
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	10,000	8,050
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	35,000	35,350
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes,
5.75%, 09/01/2023	20,000	20,450
5.75%, 02/15/2026(b)	64,000	65,280
5.13%, 05/01/2027(b)	100,000	97,000
Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(b)	16,000	16,625
CenturyLink, Inc., Series S, Sr. Unsec. Notes,
6.45%, 06/15/2021	18,000	18,365
7.50%, 04/01/2024	30,000	30,487
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 05/15/2025	20,000	20,925
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes,
7.00%, 07/15/2024(b)	40,000	34,700
8.00%, 10/15/2025(b)	6,000	5,235
Citigroup, Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95% (e)	16,000	15,984
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes,
7.63%, 03/15/2020	30,000	30,075
6.50%, 11/15/2022	19,000	19,523
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	56,000	55,580
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	40,000	38,800
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	16,000	15,340
Core & Main L.P., Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	49,000	46,917
Coty, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/2026(b)	70,000	63,175
Crown Americas LLC/Crown Americas Capital Corp. V, Sr. Unsec. Gtd. Global Notes, 4.25%, 09/30/2026	20,000	19,075
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	84,000	88,435
Dana, Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	25,000	24,625
DaVita, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	10,000	9,663
Dell International LLC/EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	29,000	30,606
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Diamond Offshore Drilling, Inc., Sr. Unsec. Global Notes, 4.88%, 11/01/2043	$12,000	$7,500
Discover Financial Services, Series C, Jr. Unsec. Sub. Global Notes, 5.50% (e)	21,000	19,167
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	96,000	79,920
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(g)	45,000	45,112
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	50,000	53,500
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25% (e)	12,000	10,818
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	25,000	24,938
EnPro Industries, Inc., Sr. Unsec. Notes, 5.75%, 10/15/2026(b)	15,000	14,963
Ensco PLC, Sr. Unsec. Global Notes,
4.50%, 10/01/2024	3,000	2,235
7.75%, 02/01/2026	45,000	36,366
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	35,000	28,175
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	12,000	12,444
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes,
6.50%, 05/01/2021	34,000	30,005
6.75%, 06/15/2023	6,000	5,273
First Data Corp., Sec. Gtd. Second Lien Notes, 5.75%, 01/15/2024(b)	30,000	30,937
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	28,000	26,670
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	19,000	15,913
Freeport-McMoRan, Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	59,000	52,510
Frontier Communications Corp., Sr. Unsec. Global Notes,
10.50%, 09/15/2022	51,000	36,561
11.00%, 09/15/2025	27,000	17,550
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/15/2026(b)	23,000	22,971
Gray Television Inc., Sr. Unsec. Notes, 7.00%, 05/15/2027(b)	13,000	13,547
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	35,000	33,075
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	39,000	38,269
HCA, Inc., Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/2025	61,000	64,584
5.88%, 02/15/2026	35,000	37,012
5.38%, 09/01/2026	10,000	10,288
5.50%, 06/15/2047	28,000	29,240
Principal Amount		Value
United States–(continued)
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	$37,000	$34,687
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	36,000	38,610
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	12,000	11,974
Hewlett Packard Enterprise Co., Sr. Unsec. Global Notes, 4.90%, 10/15/2025	50,000	52,387
Hillman Group, Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	53,000	43,460
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	39,000	39,097
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(b)	21,000	21,315
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	44,000	44,220
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	50,000	53,125
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	35,000	32,812
Iron Mountain Inc., Sr. Unsec. Sub. Gtd. Notes, 5.25%, 03/15/2028(b)	8,000	7,480
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	35,000	33,469
Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	27,000	25,811
J. C. Penney Corp., Inc., Sec. Gtd. Second Lien Notes,
8.63%, 03/15/2025(b)	50,000	28,375
6.38%, 10/15/2036	50,000	16,250
7.40%, 04/01/2037	50,000	18,500
J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	58,000	56,550
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	39,000	37,830
JBS USA Lux S.A./JBS USA Finance, Inc., REGS, Sr. Unsec. Gtd. Euro Notes, 5.75%, 06/15/2025(b)	45,000	45,056
KB Home, Sr. Unsec. Gtd. Notes, 8.00%, 03/15/2020	11,000	11,481
Kenan Advantage Group, Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	60,000	57,825
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	16,000	15,540
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	35,000	31,237
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/01/2035	30,000	25,875
Lennar Corp., Sr. Unsec. Gtd. Global Notes,
4.75%, 11/15/2022	25,000	25,188
5.25%, 06/01/2026	10,000	9,788
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	$31,000	$30,157
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2024(b)	29,000	29,362
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	17,000	16,469
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	32,000	31,546
Mattel, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	15,000	14,213
MEDNAX Inc., Sr. Unsec. Notes, 6.25%, 01/15/2027(b)	36,000	36,225
Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(b)	59,000	60,917
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	21,000	20,895
Meritor, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	35,000	35,350
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	35,000	33,075
Microsoft Corp., Sr. Unsec. Global Bonds, 2.40%, 08/08/2026	80,000	76,408
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	27,000	26,879
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	50,000	48,800
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2025(b)	20,000	20,800
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	35,000	32,812
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	28,000	27,720
Navient Corp., Sr. Unsec. Medium-Term Notes,
8.00%, 03/25/2020	25,000	26,094
7.25%, 01/25/2022	25,000	26,031
7.25%, 09/25/2023	12,000	12,225
Netflix, Inc., Sr. Unsec. Global Notes,
5.75%, 03/01/2024	12,000	12,540
5.88%, 11/15/2028(b)	22,000	22,358
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	45,000	38,025
Novelis Corp., Sr. Unsec. Gtd. Notes,
6.25%, 08/15/2024(b)	50,000	50,625
5.88%, 09/30/2026(b)	4,000	3,875
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 01/15/2027	15,000	15,847
Oasis Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	35,000	34,781
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	9,000	8,730
Parsley Energy, LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes,
6.25%, 06/01/2024(b)	19,000	19,520
5.63%, 10/15/2027(b)	15,000	14,944
Principal Amount		Value
United States–(continued)
Penske Automotive Group, Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/16/2026	$51,000	$50,044
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13% (e)	25,000	22,443
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	34,000	30,855
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	27,000	27,067
Prime Security Services Borrower LLC/ Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	43,000	45,580
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.63%, 03/01/2026	13,000	12,545
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	34,000	30,940
Rayonier AM Products, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	55,000	49,860
Reynolds Group Issuer Inc./LLC, Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	60,000	61,462
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	20,000	20,100
Schweitzer-Mauduit International, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 10/01/2026(b)	30,000	28,875
Scientific Games International, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	30,000	31,650
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	40,000	39,200
Sirius XM Radio, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	30,000	29,844
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes,
7.50%, 04/01/2026	22,000	22,770
7.75%, 10/01/2027	15,000	15,525
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	35,000	34,660
Sprint Capital Corp., Unsec. Gtd. Global Notes, 8.75%, 03/15/2032	4,000	4,400
Sprint Communications, Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	40,000	46,550
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.88%, 09/15/2023	85,000	90,525
7.63%, 02/15/2025	6,000	6,287
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	17,000	16,448
Standard Industries Inc., Sr. Unsec. Notes, 6.00%, 10/15/2025(b)	24,000	24,270
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	29,000	28,637
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	$30,000	$29,175
Sunoco L.P. /Sunoco Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 01/15/2023	22,000	21,725
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
8.88%, 04/15/2021(b)	25,000	25,625
6.75%, 07/01/2025(b)	14,000	13,020
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds,
5.13%, 02/01/2025	14,000	13,825
5.88%, 04/15/2026(b)	15,000	15,206
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	30,000	29,850
Tempo Acquisition LLC/Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(b)	24,000	23,820
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 06/15/2023	61,000	60,161
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	34,000	32,937
Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	57,000	52,582
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	64,000	67,840
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 05/15/2025	56,000	54,530
6.25%, 03/15/2026(b)	28,000	28,490
6.38%, 06/15/2026	9,000	8,696
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	49,000	39,935
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	24,000	24,748
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	18,000	16,385
Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes,
4.88%, 04/01/2021	12,000	11,160
7.75%, 08/15/2025	42,000	35,910
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 07/15/2025	35,000	35,525
6.50%, 12/15/2026	9,000	9,371
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	58,000	55,808
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	30,000	30,631
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	12,000	12,210
Principal Amount		Value
United States–(continued)
Walmart, Inc., Sr. Unsec. Notes, 2.65%, 12/15/2024	$100,000	$99,234
Walt Disney Co. (The), Sr. Unsec. Global Notes, 3.00%, 02/13/2026	50,000	49,441
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	17,000	16,605
WellCare Health Plans, Inc., Sr. Unsec. Notes,
5.25%, 04/01/2025	25,000	25,594
5.38%, 08/15/2026(b)	15,000	15,375
Western Digital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 02/15/2026	30,000	27,975
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	25,000	24,813
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	47,000	47,813
William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	8,000	7,340
WPX Energy, Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	40,000	39,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., REGS, Sr. Unsec. Gtd. Euro Notes, 5.25%, 05/15/2027(b)	25,000	23,406
		5,897,052
Zambia–0.07%
First Quantum Minerals Ltd., Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	60,000	59,962
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,571,129)		8,243,579
U.S. Treasury Securities–0.96%
U.S. Treasury Inflation — Indexed Bonds–0.11%
0.75%, 07/15/2028	89,314(h)	90,473
U.S. Treasury Inflation — Indexed Notes–0.12%
0.13%, 04/15/2021	99,284(h)	98,115
U.S. Treasury Notes–0.73%
2.25%, 02/29/2020	586,667	588,191
Total U.S. Treasury Securities (Cost $775,265)		776,779
Shares
Preferred Stock–0.05%
United States–0.05%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd. (Cost 38,100)	30	38,466

Money Market Funds–32.78%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(i)	6,621,862	6,621,862
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(i)	5,158,183	5,159,215
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.52%(i)	7,139,101	7,139,100
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value

Invesco Treasury Portfolio, Institutional Class, 2.29%(i)	7,567,842	$7,567,842
Total Money Market Funds (Cost $26,487,777)		26,488,019
Options Purchased – 7.54%
(Cost $5,998,008)		6,097,749
TOTAL INVESTMENTS IN SECURITIES—95.39% (Cost $77,199,788)		77,083,950
OTHER ASSETS LESS LIABILITIES–4.61%		3,723,234
NET ASSETS–100.00%		$80,807,184
Investment Abbreviations:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
Conv.	– Convertible
Deb.	– Debentures
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Gtd.	– Guaranteed
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
PIK	– Pay-in-Kind
PLN	– Poland Zloty
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $8,596,071, which represented 10.64% of the Fund’s Net Assets.

(c)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.
(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2019.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value
Equity Risk
Euro Stoxx Banks Index	Call	Goldman Sachs International	12/20/2019	4	EUR	105.00	EUR	21,000	$391
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	91	EUR	105.00	EUR	477,750	8,888
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	06/21/2019	291	EUR	120.00	EUR	1,746,000	1,298
Euro Stoxx Banks Index	Call	Bank of America, N.A.	12/20/2019	53	EUR	105.00	EUR	278,250	5,176
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	236	EUR	95.00	EUR	1,121,000	55,837
Euro Stoxx Banks Index	Call	Goldman Sachs International	06/21/2019	291	EUR	120.00	EUR	1,746,000	1,298
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	40	EUR	110.00	EUR	220,000	2,472
Euro Stoxx Banks Index	Call	UBS AG	12/20/2019	34	EUR	105.00	EUR	178,500	3,321
Euro Stoxx Banks Index	Call	UBS AG	12/20/2019	80	EUR	95.00	EUR	380,000	18,928
FTSE 100 Index	Call	Barclays Bank PLC	04/18/2019	104	GBP	7,050.00	GBP	7,332,000	134,297
FTSE 100 Index	Call	Barclays Bank PLC	04/18/2019	93	GBP	7,050.00	GBP	6,556,500	120,093
S&P 500 Index	Call	Nomura International PLC	06/21/2019	75	USD	2,925.00	USD	21,937,500	128,345
S&P 500 Index	Call	Nomura International PLC	04/18/2019	35	USD	2,735.00	USD	9,572,500	198,800
S&P 500 Index	Call	Bank of America, N.A.	04/18/2019	72	USD	2,750.00	USD	19,800,000	354,692
Subtotal — Index Call Options Purchased				1,499					1,033,836
Equity Risk
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	82	EUR	95.00	EUR	389,500	59,591
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	06/21/2019	268	EUR	105.00	EUR	1,407,000	277,085
Euro Stoxx Banks Index	Put	UBS AG	06/21/2019	212	EUR	95.00	EUR	1,007,000	118,068
Euro Stoxx Banks Index	Put	Goldman Sachs International	12/20/2019	6	EUR	95.00	EUR	28,500	4,360
Euro Stoxx Banks Index	Put	Goldman Sachs International	06/21/2019	268	EUR	105.00	EUR	1,407,000	277,085
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	39	EUR	100.00	EUR	195,000	36,305
Euro Stoxx Banks Index	Put	UBS AG	12/20/2019	30	EUR	95.00	EUR	142,500	21,801
Euro Stoxx Banks Index	Put	Bank of America, N.A.	12/20/2019	44	EUR	95.00	EUR	209,000	31,975
Euro Stoxx Banks Index	Put	UBS AG	12/20/2019	79	EUR	85.00	EUR	335,750	32,728
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	234	EUR	85.00	EUR	994,500	96,942
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,100.00	USD	420,000	6,295
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	1,300.00	USD	650,000	935
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	1,900.00	USD	1,140,000	10,410
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,000.00	USD	400,000	4,705
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,800.00	USD	360,000	2,521
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,250.00	USD	450,000	9,545
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	2,400.00	USD	960,000	28,846
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,550.00	USD	510,000	21,023
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	1,600.00	USD	640,000	2,525
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,700.00	USD	340,000	1,801
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	1,400.00	USD	420,000	867
S&P 500 Index	Put	UBS AG	12/20/2019	7	USD	1,500.00	USD	1,050,000	3,028
Subtotal — Index Put Options Purchased				1,303					1,048,441
Total Index Options Purchased				2,802					$2,082,277
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	798,368	$ 14,523
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	14,432
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	14,432
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	14,432
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	14,432
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	1,021,194	18,576
AUD versus USD	Call	Citibank, N.A.	09/12/2019	USD	0.72	AUD	1,198,539	27,372
AUD versus USD	Call	Citibank, N.A.	09/12/2019	USD	0.72	AUD	1,019,504	23,283
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.72	AUD	990,746	22,626
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	793,389	18,119
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	396,694	9,060
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	595,042	13,589
AUD versus USD	Call	Morgan Stanley & Co. LLC	12/09/2019	USD	0.73	AUD	82,280	2,119
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	11,223
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	1,166,000	22,442
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	11,223
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	11,223
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	728,000	14,014
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	727,977	21,073
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	21,073
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	21,073
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	21,073
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	21,073
USD versus CAD	Call	Goldman Sachs International	12/09/2019	CAD	1.33	USD	558,330	10,171
USD versus GBP	Call	Deutsche Bank AG	04/29/2019	GBP	1.38	USD	100,000	413
USD versus INR	Call	J.P. Morgan Chase Bank, N.A.	02/12/2019	INR	75.00	USD	1,826,419	22
USD versus INR	Call	J.P. Morgan Chase Bank, N.A.	02/12/2019	INR	75.00	USD	1,826,419	22
USD versus INR	Call	J.P. Morgan Chase Bank, N.A.	02/12/2019	INR	75.00	USD	1,826,419	22
Subtotal — Foreign Currency Call Options Purchased								393,135
Currency Risk
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	798,368	15,858
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	15,759
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	15,759
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	15,759
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	15,759
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	1,021,194	20,284
AUD versus USD	Put	Citibank, N.A.	09/12/2019	USD	0.72	AUD	1,198,539	23,060
AUD versus USD	Put	Citibank, N.A.	09/12/2019	USD	0.72	AUD	1,019,504	19,616
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.72	AUD	990,746	19,062
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	793,389	15,265
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	396,694	7,633
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	595,042	11,449
AUD versus USD	Put	Morgan Stanley & Co. LLC	12/09/2019	USD	0.73	AUD	82,280	1,935
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	12,206
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	1,166,000	24,421
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	12,206
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	12,206
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	728,000	15,257
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	727,977	11,225
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	11,225
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	$11,225
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	11,225
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	11,232
USD versus CAD	Put	Goldman Sachs International	12/09/2019	CAD	1.33	USD	558,330	20,817
Subtotal — Foreign Currency Put Options Purchased								350,443
Total Foreign Currency Options Purchased								$743,578
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	3.05%	Receive	3 Month USD LIBOR	Quarterly	06/15/2028	$3,739,083	$222,525
10 Year Interest Rate Swap	Call	Bank of America, N.A.	3.06	Receive	3 Month USD LIBOR	Quarterly	06/19/2028	3,739,083	223,243
10 Year Interest Rate Swap	Call	Bank of America, N.A.	2.98	Receive	3 Month USD LIBOR	Quarterly	07/19/2028	5,471,000	311,540
10 Year Interest Rate Swap	Call	Bank of America, N.A.	2.99	Receive	3 Month USD LIBOR	Quarterly	07/17/2028	4,968,000	284,129
10 Year Interest Rate Swap	Call	Bank of America, N.A.	2.99	Receive	3 Month USD LIBOR	Quarterly	07/18/2028	5,087,000	291,770
10 Year Interest Rate Swap	Call	Bank of America, N.A.	3.36	Receive	3 Month USD LIBOR	Quarterly	10/11/2028	2,532,400	182,146
10 Year Interest Rate Swap	Call	Citibank, N.A.	2.99	Receive	3 Month USD LIBOR	Quarterly	07/11/2028	2,133,000	121,917
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.01	Receive	3 Month USD LIBOR	Quarterly	07/10/2028	2,100,000	121,362
10 Year Interest Rate Swap	Call	Citibank, N.A.	2.98	Receive	3 Month USD LIBOR	Quarterly	07/11/2028	2,100,000	119,273
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.08	Receive	3 Month USD LIBOR	Quarterly	07/24/2028	4,165,000	251,637
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.07	Receive	3 Month USD LIBOR	Quarterly	07/25/2028	4,503,000	270,459
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.32	Receive	3 Month USD LIBOR	Quarterly	10/16/2028	2,215,850	155,513
10 Year Interest Rate Swap	Call	Morgan Stanley & Co. LLC	3.32	Receive	3 Month USD LIBOR	Quarterly	10/12/2028	949,650	66,668
10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	3.12	Receive	3 Month USD LIBOR	Quarterly	09/13/2028	2,960,000	183,995
10 Year Interest Rate Swap	Call	Societe Generale	3.38	Receive	3 Month USD LIBOR	Quarterly	10/10/2028	633,100	46,152
10 Year Interest Rate Swap	Call	Societe Generale	3.10	Receive	3 Month USD LIBOR	Quarterly	07/27/2028	2,341,000	144,053
10 Year Interest Rate Swap	Call	Societe Generale	3.10	Receive	3 Month USD LIBOR	Quarterly	07/26/2028	4,503,000	275,310
Subtotal — Interest Rate Call Swaptions Purchased									3,271,692
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
Interest Rate Risk
5 Year Interest Rate Swap	Put	Barclays Bank PLC	3.24%	Pay	3 Month USD LIBOR	Quarterly	02/11/2019	$9,801,045	$—
5 Year Interest Rate Swap	Put	Barclays Bank PLC	3.18	Pay	3 Month USD LIBOR	Quarterly	02/13/2019	9,549,955	—
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.41	Pay	3 Month USD LIBOR	Quarterly	04/24/2019	2,050,000	26
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.41	Pay	3 Month USD LIBOR	Quarterly	04/25/2019	1,453,457	19
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.35	Pay	3 Month USD LIBOR	Quarterly	04/26/2019	1,443,980	30
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.38	Pay	3 Month USD LIBOR	Quarterly	04/29/2019	1,443,980	28
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.29	Pay	3 Month USD LIBOR	Quarterly	03/13/2019	1,486,000	1
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.39	Pay	3 Month USD LIBOR	Quarterly	04/30/2019	1,436,518	27
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.43	Pay	3 Month USD LIBOR	Quarterly	04/30/2019	1,320,850	20
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.45	Pay	3 Month USD LIBOR	Quarterly	05/02/2019	1,455,174	21
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.46	Pay	3 Month USD LIBOR	Quarterly	05/02/2019	1,492,487	20
5 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	3.46	Pay	3 Month USD LIBOR	Quarterly	05/07/2019	592,554	10
Subtotal — Interest Rate Put Swaptions Purchased									202
Total Interest Rate Swaptions Purchased									$3,271,894
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Over-The-Counter Index Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	06/21/2019	582	EUR	120.00	$(3,346)	EUR	3,492,000	$(2,596)	$750
FTSE 100 Index	Call	Barclays Bank PLC	04/18/2019	52	GBP	6,850.00	(103,681)	GBP	3,562,000	(133,830)	(30,149)
FTSE 100 Index	Call	Barclays Bank PLC	04/18/2019	46	GBP	6,850.00	(130,477)	GBP	3,151,000	(118,388)	12,089
NASDAQ 100 Index	Call	Nomura International PLC	06/21/2019	11	USD	7,425.00	(104,874)	USD	8,167,500	(121,127)	(16,253)
NASDAQ 100 Index	Call	Nomura International PLC	04/18/2019	7	USD	6,700.00	(193,200)	USD	4,690,000	(263,806)	(70,606)
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	3	USD	2,950.00	(37,641)	USD	885,000	(15,926)	21,715
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	3,300.00	(4,360)	USD	660,000	(793)	3,567
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	3,600.00	(700)	USD	360,000	(53)	647
S&P 500 Index	Call	UBS AG	12/20/2019	3	USD	2,700.00	(69,591)	USD	810,000	(51,585)	18,005
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,200.00	(6,252)	USD	640,000	(1,857)	4,395
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,500.00	(678)	USD	700,000	(193)	485
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,700.00	(41)	USD	370,000	(31)	10
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	2,825.00	(19,437)	USD	282,500	(10,303)	9,134
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,075.00	(7,657)	USD	307,500	(2,425)	5,232
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,400.00	$(1,034)	USD	340,000	$(187)	$847
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(432)	USD	350,000	(97)	335
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,600.00	(155)	USD	360,000	(53)	102
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	2,825.00	(18,901)	USD	282,500	(10,303)	8,598
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,075.00	(7,015)	USD	307,500	(2,425)	4,590
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,250.00	(2,550)	USD	325,000	(601)	1,949
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,400.00	(884)	USD	340,000	(187)	698
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(440)	USD	350,000	(97)	343
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,600.00	(130)	USD	360,000	(53)	77
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,300.00	(2,775)	USD	330,000	(397)	2,378
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,400.00	(1,170)	USD	340,000	(187)	983
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,200.00	(10,660)	USD	640,000	(1,857)	8,803
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	3,200.00	(5,787)	USD	320,000	(928)	4,858
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	3,500.00	(864)	USD	350,000	(97)	767
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,200.00	(5,751)	USD	320,000	(928)	4,823
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,250.00	(4,302)	USD	325,000	(601)	3,701
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,300.00	(3,143)	USD	330,000	(397)	2,746
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,400.00	(1,602)	USD	340,000	(187)	1,415
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,500.00	(824)	USD	350,000	(97)	728
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,600.00	(459)	USD	360,000	(53)	406
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,700.00	(286)	USD	370,000	(31)	255
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,200.00	(6,571)	USD	320,000	(929)	5,642
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,250.00	(4,903)	USD	325,000	(601)	4,302
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,300.00	(3,538)	USD	330,000	(397)	3,141
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,500.00	(737)	USD	350,000	(97)	640
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,600.00	(351)	USD	360,000	(53)	298
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,300.00	(3,120)	USD	330,000	(397)	2,723
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,700.00	(25)	USD	370,000	(31)	(6)
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,200.00	(6,600)	USD	320,000	(929)	5,671
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,400.00	(2,000)	USD	340,000	(187)	1,813
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(1,100)	USD	350,000	(97)	1,003
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,925.00	(19,206)	USD	292,500	(6,225)	12,982
S&P 500 Index	Call	UBS AG	12/20/2019	4	USD	3,200.00	(9,600)	USD	1,280,000	(3,714)	5,886
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	2,825.00	(15,200)	USD	282,500	(10,303)	4,897
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	2,700.00	(22,293)	USD	270,000	(17,195)	5,098
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,075.00	(10,000)	USD	615,000	(4,849)	5,150
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	2,925.00	(20,880)	USD	585,000	(12,449)	8,431
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	2,950.00	$(18,000)	USD	590,000	$(10,618)	$7,382
S&P 500 Index	Call	Bank of America, N.A.	04/18/2019	36	USD	2,660.00	(311,367)	USD	9,576,000	(369,197)	(57,830)
Subtotal— Index Call Options Written				795			(1,206,590)			(1,180,944)	25,646
Equity Risk
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	06/21/2019	536	EUR	105.00	(573,177)	EUR	2,814,000	(554,171)	19,006
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	06/21/2019	212	EUR	95.00	(127,978)	EUR	1,007,000	(118,068)	9,910
FTSE 100 Index	Put	Barclays Bank PLC	03/15/2019	23	GBP	6,200.00	(4,626)	GBP	1,426,000	(3,959)	667
FTSE 100 Index	Put	Barclays Bank PLC	03/15/2019	26	GBP	6,200.00	(11,651)	GBP	1,612,000	(4,475)	7,176
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	1,300.00	(720)	USD	520,000	(748)	(28)
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	1,500.00	(2,760)	USD	900,000	(2,596)	164
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,400.00	(636)	USD	280,000	(578)	59
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,550.00	(14,360)	USD	510,000	(21,023)	(6,663)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,100.00	(5,520)	USD	420,000	(6,295)	(775)
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	2,400.00	(15,840)	USD	720,000	(21,635)	(5,795)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,250.00	(3,990)	USD	225,000	(4,772)	(782)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,400.00	(354)	USD	140,000	(289)	65
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,500.00	(968)	USD	300,000	(865)	103
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,800.00	(1,145)	USD	180,000	(1,260)	(115)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,900.00	(1,494)	USD	190,000	(1,735)	(241)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,000.00	(1,931)	USD	200,000	(2,352)	(421)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,400.00	(4,978)	USD	240,000	(7,212)	(2,234)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,550.00	(6,962)	USD	255,000	(10,511)	(3,549)
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	1,300.00	(412)	USD	260,000	(374)	38
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	1,400.00	(335)	USD	140,000	(289)	46
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	3	USD	1,500.00	(1,539)	USD	450,000	(1,298)	241
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	1,600.00	(1,494)	USD	320,000	(1,262)	232
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	1,700.00	(2,092)	USD	340,000	(1,801)	291
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	1,800.00	(1,420)	USD	180,000	(1,260)	160
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	3	USD	1,900.00	(5,631)	USD	570,000	(5,205)	426
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,000.00	(2,431)	USD	200,000	(2,352)	79
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,100.00	(3,097)	USD	210,000	(3,148)	(51)
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	2,400.00	(7,572)	USD	480,000	(14,423)	(6,851)
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,550.00	(8,172)	USD	255,000	(10,511)	(2,339)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	5	USD	1,300.00	(1,496)	USD	650,000	(935)	561
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,400.00	(1,233)	USD	420,000	(867)	367
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	5	USD	1,500.00	(2,791)	USD	750,000	(2,163)	627
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,600.00	$(2,254)	USD	480,000	$(1,894)	$361
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,700.00	(2,999)	USD	510,000	(2,702)	297
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	1,800.00	(2,623)	USD	360,000	(2,521)	102
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	5	USD	1,900.00	(8,442)	USD	950,000	(8,675)	(232)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	2,000.00	(6,600)	USD	600,000	(7,057)	(457)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	2,100.00	(5,441)	USD	420,000	(6,295)	(854)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	1	USD	2,250.00	(3,840)	USD	225,000	(4,772)	(933)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	4	USD	2,400.00	(21,418)	USD	960,000	(28,846)	(7,428)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	2,550.00	(14,813)	USD	510,000	(21,023)	(6,210)
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,300.00	(792)	USD	390,000	(561)	231
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,400.00	(730)	USD	280,000	(578)	152
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,500.00	(1,485)	USD	450,000	(1,298)	187
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,600.00	(1,326)	USD	320,000	(1,262)	64
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,700.00	(2,631)	USD	510,000	(2,702)	(71)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,800.00	(1,148)	USD	180,000	(1,260)	(112)
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,900.00	(4,467)	USD	570,000	(5,205)	(738)
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	2,000.00	(3,826)	USD	400,000	(4,705)	(879)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,100.00	(2,437)	USD	210,000	(3,148)	(711)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,250.00	(3,454)	USD	225,000	(4,772)	(1,318)
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	2,400.00	(9,640)	USD	480,000	(14,423)	(4,783)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,550.00	(6,675)	USD	255,000	(10,511)	(3,836)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,300.00	(159)	USD	130,000	(187)	(28)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,400.00	(263)	USD	140,000	(289)	(26)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,500.00	(966)	USD	300,000	(865)	101
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,600.00	(1,219)	USD	320,000	(1,262)	(43)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,700.00	(1,741)	USD	340,000	(1,801)	(61)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(1,201)	USD	180,000	(1,260)	(60)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,900.00	(3,218)	USD	380,000	(3,470)	(252)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,000.00	(2,105)	USD	200,000	(2,352)	(247)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,250.00	(3,813)	USD	225,000	(4,772)	(959)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,400.00	(5,090)	USD	240,000	(7,212)	(2,122)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,300.00	(600)	USD	260,000	(374)	226
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,500.00	(1,200)	USD	300,000	(865)	335
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,600.00	(1,600)	USD	320,000	(1,262)	338
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,700.00	(1,100)	USD	170,000	(901)	199
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(1,400)	USD	180,000	(1,260)	140
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,900.00	(3,600)	USD	380,000	(3,470)	130
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,000.00	(2,300)	USD	200,000	(2,352)	(52)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,100.00	(2,900)	USD	210,000	(3,148)	(248)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,400.00	(5,600)	USD	240,000	(7,212)	(1,612)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,550.00	(7,700)	USD	255,000	(10,511)	(2,811)
S&P 500 Index	Put	Nomura International PLC	04/18/2019	9	USD	2,250.00	(12,150)	USD	2,025,000	(5,962)	6,188
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	7	USD	1,500.00	$(6,566)	USD	1,050,000	$(3,028)	$3,538
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	7	USD	1,900.00	(21,000)	USD	1,330,000	(12,144)	8,856
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	4	USD	2,400.00	(31,660)	USD	960,000	(28,846)	2,814
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	1,300.00	(3,192)	USD	780,000	(1,122)	2,070
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	1,700.00	(13,080)	USD	1,020,000	(5,403)	7,677
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	2,100.00	(28,403)	USD	1,050,000	(15,737)	12,666
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,400.00	(924)	USD	280,000	(578)	346
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,600.00	(2,028)	USD	320,000	(1,262)	766
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(1,913)	USD	180,000	(1,260)	653
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,000.00	(6,482)	USD	400,000	(4,705)	1,777
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,250.00	(5,695)	USD	225,000	(4,772)	923
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,550.00	(21,058)	USD	510,000	(21,023)	35
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	1,400.00	(984)	USD	280,000	(578)	406
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,600.00	(3,341)	USD	480,000	(1,894)	1,447
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	1,800.00	(3,823)	USD	360,000	(2,521)	1,302
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	2,000.00	(9,408)	USD	600,000	(7,057)	2,351
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	2,250.00	(11,167)	USD	450,000	(9,545)	1,622
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	1	USD	2,550.00	(10,588)	USD	255,000	(10,511)	76
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	1,900.00	(8,150)	USD	950,000	(8,675)	(525)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,800.00	(2,460)	USD	360,000	(2,521)	(61)
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	2,000.00	(6,420)	USD	600,000	(7,057)	(637)
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	1,600.00	(2,190)	USD	480,000	(1,894)	296
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	1,700.00	(4,000)	USD	680,000	(3,602)	398
Subtotal— Index Put Options Written				1,018			(1,190,303)			(1,159,164)	31,138
Total — Index Options Written				1,813			$(2,396,893)			$(2,340,108)	$56,784
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (depreciation)
Currency Risk
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	$(8,943)	AUD	397,543	$(8,087)	$856
USD versus CAD	Call	Barclays Bank PLC	08/28/2019	CAD	1.33	(7,192)	USD	299,156	(4,148)	3,044
Subtotal — Foreign Currency Call Options Written						(16,135)			(12,235)	3,900
Currency Risk
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.72	(8,943)	AUD	397,543	(7,615)	1,328
USD versus CAD	Put	Barclays Bank PLC	08/28/2019	CAD	1.33	(6,973)	USD	299,156	(9,332)	(2,359)
USD versus GBP	Put	Deutsche Bank AG	04/29/2019	GBP	1.10	(353)	USD	100,000	(50)	303
Subtotal — Foreign Currency Put Options Written						(16,269)			(16,997)	(728)
Total Open Over-The-Counter Foreign Currency Options Written						(32,404)			(29,232)	3,172
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	3.05%	Receive	3 Month USD LIBOR	Quarterly	8/30/2028	$(330,374)	$5,837,000	$(347,913)	$(17,539)
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.40	Receive	3 Month USD LIBOR	Quarterly	11/13/2028	(60,625)	1,117,000	(82,201)	(21,575)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.14	Receive	3 Month USD LIBOR	Quarterly	12/14/2028	(211,326)	3,818,000	(241,069)	(29,743)
10 Year Interest Rate Swap	Call	Societe Generale	3.44	Receive	3 Month USD LIBOR	Quarterly	11/06/2028	(150,728)	2,747,000	(208,726)	(57,998)
Subtotal—Interest Rate Call Swaptions Written								(753,053)		(879,909)	(126,855)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Barclays Bank PLC	3.30	Pay	3 Month USD LIBOR	Quarterly	5/28/2019	(5,366)	1,369,000	(124)	5,241
5 Year Interest Rate Swap	Put	Morgan Stanley & Co. LLC	3.20	Pay	3 Month USD LIBOR	Quarterly	2/28/2019	(4,600)	1,268,000	(1)	4,600
Subtotal—Interest Rate Put Swaptions Written								(9,966)		(125)	9,841
Total— Interest Rate Swaptions Written								$(763,019)		$(880,034)	$(117,014)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX Banks Index	77	March-2019	$400,570	$(5,982)	$(5,982)
IBEX 35 Index	31	February-2019	3,212,842	37,461	37,461
MSCI Taiwan Index	25	February-2019	929,250	11,551	11,551
Nikkei 225 Index	34	March-2019	3,237,686	(10,663)	(10,663)
Subtotal				32,367	32,367
Interest Rate Risk
Euro Bund	2	March-2019	379,252	7,783	7,783
Euro-Buxl 30 Year Bonds	2	March-2019	425,471	20,580	20,580
U.S. Treasury Ultra Bonds	1	March-2019	161,125	9,047	9,047
Subtotal				37,410	37,410
Subtotal—Long Futures Contracts				69,777	69,777
Short Futures Contracts
Equity Risk
Bovespa Index	20	February-2019	(535,616)	(58,106)	(58,106)
DAS Index	10	March-2019	(3,191,716)	(44,465)	(44,465)
E-Mini Russell 2000 Index	99	March-2019	(7,425,990)	(408,979)	(408,979)
E-Mini S&P 500 Index	17	March-2019	(2,298,825)	(87,679)	(87,679)
EURO STOXX 50 Index	146	March-2019	(5,267,356)	(159,522)	(159,522)
FTSE 100 Index	90	March-2019	(8,147,983)	(172,537)	(172,537)
MSCI AC Asia ex Japan Index	40	March-2019	(1,855,192)	(95,552)	(95,552)
Russell UK Mid 150 Index	37	March-2019	(1,758,379)	(129,860)	(129,860)
Subtotal				(1,156,700)	(1,156,700)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-OAT	30	March-2019	$(5,250,965)	$(18,048)	$(18,048)
Long Gilt	8	March-2019	(1,296,175)	(14,091)	(14,091)
U.S. Treasury Long Bonds	1	March-2019	(146,688)	(2,719)	(2,719)
U.S.Treasury 5 Year Notes	6	March-2019	(689,156)	(10,641)	(10,641)
U.S.Treasury 10 Year Notes	5	March-2019	(612,344)	(17,656)	(17,656)
Subtotal				(63,155)	(63,155)
Subtotal—Short Futures Contracts				(1,219,855)	(1,219,855)
Total Futures Contracts				$(1,150,078)	$(1,150,078)
(a)	Futures contracts collateralized by $2,537,284 cash held withBank of America Merrill Lynch, the futures commission merchant.
Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 30, Version 1	Buy	(5.00)%	Quarterly	12/20/2023	3.108%	EUR	246,665	$(30,075)	$(23,345)	$6,730
Markit iTraxx Europe Index, Series 30, Version 1	Buy	(1.00)	Quarterly	12/20/2023	0.707	EUR	150,000	(2,669)	(2,418)	251
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	577,000	8,596	9,301	705
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	472,000	7,166	7,608	442
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	703,000	7,636	11,332	3,696
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	913,000	9,764	14,796	5,032
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	294,000	3,660	4,765	1,105
Subtotal - Appreciation								4,078	22,039	17,961
Credit Risk
Markit iTraxx Europe Index, Series 30, Version 1	Buy	(1.00)	Quarterly	12/20/2023	0.707	EUR	6,254,000	(91,094)	(100,811)	(9,716)
Markit iTraxx Europe Index, Series 30, Version 1	Buy	(1.00)	Quarterly	12/20/2023	0.707	EUR	3,278,000	(52,186)	(52,839)	(654)
Markit iTraxx Europe Index, Series 30, Version 1	Buy	(1.00)	Quarterly	12/20/2023	0.707	EUR	3,907,000	(56,909)	(62,979)	(6,070)
Subtotal - Depreciation								(200,189)	(216,629)	(16,440)
Total Credit Default Swap Agreements								$(196,111)	$(194,590)	$1,521
(a)	Centrally cleared swap agreements collateralized by $1,620,917 cash held with Credit Suisse Securities (USA) LLC.
(b)
Implied credit spreads represent the current level, as of January 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	2.832%	Semi-Annually	03/18/2023	USD	7,064,000	$—	$72,520	$72,520
Pay	3 Month AUD BBSW	Quarterly	2.631	Quarterly	03/18/2022	AUD	3,767,034	—	40,552	40,552
Pay	3 Month AUD BBSW	Quarterly	2.662	Semi-Annually	06/17/2022	AUD	3,496,472	—	38,006	38,006
Pay	3 Month AUD BBSW	Quarterly	2.642	Quarterly	03/18/2022	AUD	3,458,372	—	37,759	37,759
Pay	3 Month USD LIBOR	Quarterly	3.032	Semi-Annually	09/16/2023	USD	2,287,000	—	36,525	36,525
Pay	3 Month USD LIBOR	Quarterly	3.031	Semi-Annually	09/16/2023	USD	2,287,000	—	36,429	36,429
Pay	3 Month AUD BBSW	Quarterly	2.585	Quarterly	03/18/2022	AUD	3,458,371	—	35,012	35,012
Pay	3 Month AUD BBSW	Quarterly	2.564	Quarterly	03/18/2022	AUD	3,458,371	—	34,000	34,000
Pay	3 Month AUD BBSW	Quarterly	2.597	Quarterly	03/18/2022	AUD	3,120,098	—	32,109	32,109
Pay	3 Month AUD BBSW	Quarterly	2.575	Quarterly	03/18/2022	AUD	3,120,098	—	31,153	31,153
Pay	3 Month AUD BBSW	Quarterly	2.583	Quarterly	03/18/2022	AUD	3,007,286	—	30,362	30,362
Pay	3 Month AUD BBSW	Quarterly	2.559	Quarterly	03/18/2022	AUD	2,969,629	—	28,988	28,988
Pay	3 Month AUD BBSW	Quarterly	2.560	Quarterly	03/18/2022	AUD	2,913,304	—	28,479	28,479
Pay	3 Month AUD BBSW	Quarterly	2.688	Quarterly	06/17/2022	AUD	2,142,088	—	24,056	24,056
Pay	3 Month AUD BBSW	Quarterly	2.665	Quarterly	06/17/2022	AUD	2,142,088	—	23,373	23,373
Pay	3 Month AUD BBSW	Quarterly	2.664	Quarterly	06/17/2022	AUD	2,142,088	—	23,343	23,343
Pay	3 Month AUD BBSW	Quarterly	2.662	Quarterly	06/17/2022	AUD	2,142,088	—	23,299	23,299
Pay	3 Month AUD BBSW	Quarterly	2.652	Quarterly	06/17/2022	AUD	2,142,088	—	22,605	22,605
Pay	3 Month AUD BBSW	Quarterly	2.636	Quarterly	06/17/2022	AUD	2,142,088	—	22,512	22,512
Pay	6 Month EUR LIBOR	Semi-Annually	1.490	Annually	12/20/2028	EUR	1,234,000	—	20,713	20,713
Pay	3 Month USD LIBOR	Quarterly	2.553	Semi-Annually	03/18/2023	USD	8,578,125	—	20,658	20,658
Pay	3 Month USD LIBOR	Quarterly	2.553	Semi-Annually	03/18/2023	USD	8,578,124	—	20,658	20,658
Pay	3 Month AUD BBSW	Quarterly	2.565	Quarterly	06/17/2022	AUD	2,083,927	—	19,848	19,848
Pay	3 Month AUD BBSW	Quarterly	2.565	Quarterly	06/17/2022	AUD	2,083,927	—	19,848	19,848
Pay	3 Month AUD BBSW	Quarterly	2.570	Quarterly	06/17/2022	AUD	2,064,895	—	19,810	19,810
Pay	3 Month USD LIBOR	Quarterly	2.549	Semi-Annually	03/18/2023	USD	8,578,125	—	19,692	19,692
Pay	3 Month AUD BBSW	Quarterly	2.560	Quarterly	06/17/2022	AUD	2,064,896	—	19,524	19,524
Pay	3 Month AUD BBSW	Quarterly	2.570	Quarterly	06/17/2022	AUD	1,923,499	—	18,454	18,454
Pay	3 Month CDOR	Quarterly	2.535	Semi-Annually	09/12/2021	CAD	2,668,000	—	17,995	17,995
Pay	3 Month CDOR	Quarterly	2.617	Semi-Annually	09/25/2021	CAD	2,115,000	—	17,867	17,867
Pay	3 Month AUD BBSW	Quarterly	2.490	Quarterly	06/17/2022	AUD	2,022,372	—	17,159	17,159
Receive	6 Month GBP LIBOR	Semi-Annually	(1.552)	Semi-Annually	03/16/2048	GBP	1,792,964	—	16,605	16,605
Pay	3 Month AUD BBSW	Quarterly	2.492	Semi-Annually	06/17/2022	AUD	1,862,985	—	15,871	15,871
Pay	6 Month GBP LIBOR	Semi-Annually	1.831	Semi-Annually	12/21/2048	GBP	460,000	—	15,225	15,225
Pay	3 Month CDOR	Quarterly	2.470	Semi-Annually	12/19/2021	CAD	2,171,717	—	12,795	12,795
Pay	3 Month CDOR	Semi-Annually	2.470	Semi-Annually	12/19/2021	CAD	2,171,717	—	12,711	12,711
Pay	3 Month CDOR	Quarterly	2.390	Semi-Annually	06/20/2021	CAD	3,685,472	—	12,679	12,679
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,738	11,738
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,622	11,622
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,529	11,529
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,497	11,497
Pay	3 Month AUD BBSW	Quarterly	2.348	Quarterly	09/16/2022	AUD	1,831,324	—	11,270	11,270
Pay	3 Month AUD BBSW	Quarterly	2.347	Quarterly	09/16/2022	AUD	1,831,324	—	11,220	11,220
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,181	11,181
Pay	3 Month CDOR	Quarterly	2.440	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,066	11,066
Pay	3 Month CDOR	Quarterly	2.380	Semi-Annually	06/20/2021	CAD	3,377,816	—	11,022	11,022
Pay	3 Month AUD BBSW	Quarterly	2.335	Quarterly	09/16/2022	AUD	1,831,324	—	10,916	10,916
Pay	3 Month CDOR	Quarterly	2.377	Semi-Annually	06/20/2021	CAD	3,377,816	—	10,873	10,873
Pay	3 Month CDOR	Semi-Annually	2.440	Semi-Annually	12/19/2021	CAD	2,171,717	—	10,848	10,848
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month CDOR	Quarterly	2.370%	Semi-Annually	06/20/2021	CAD	3,377,816	$—	$10,425	$10,425
Pay	3 Month CDOR	Semi-Annually	2.430	Semi-Annually	12/19/2021	CAD	2,171,717	—	10,384	10,384
Pay	3 Month CDOR	Quarterly	2.367	Semi-Annually	06/20/2021	CAD	3,377,816	—	10,275	10,275
Pay	3 Month CDOR	Quarterly	2.410	Semi-Annually	12/19/2021	CAD	2,171,717	—	9,698	9,698
Pay	3 Month CDOR	Quarterly	2.355	Semi-Annually	06/20/2021	CAD	3,377,816	—	9,528	9,528
Pay	3 Month CDOR	Quarterly	2.410	Semi-Annually	12/19/2021	CAD	2,171,717	—	9,489	9,489
Pay	6 Month GBP LIBOR	Semi-Annually	1.661	Semi-Annually	09/21/2048	GBP	1,132,000	—	9,257	9,257
Pay	3 Month CDOR	Quarterly	2.350	Semi-Annually	06/20/2021	CAD	3,377,816	—	9,229	9,229
Pay	3 Month CDOR	Quarterly	2.347	Semi-Annually	06/20/2021	CAD	3,377,816	—	9,080	9,080
Pay	3 Month CDOR	Quarterly	2.340	Semi-Annually	06/20/2021	CAD	3,377,816	—	8,631	8,631
Pay	3 Month AUD BBSW	Quarterly	2.348	Semi-Annually	09/16/2022	AUD	1,375,028	—	8,462	8,462
Pay	3 Month USD LIBOR	Quarterly	2.535	Semi-Annually	03/18/2023	USD	4,293,033	—	8,236	8,236
Pay	6 Month EUR LIBOR	Semi-Annually	1.356	Annually	03/20/2029	EUR	1,171,600	—	7,851	7,851
Pay	3 Month AUD BBSW	Quarterly	2.295	Quarterly	03/16/2024	AUD	3,938,378	—	7,780	7,780
Pay	3 Month AUD BBSW	Quarterly	2.294	Quarterly	03/16/2024	AUD	3,938,378	—	7,714	7,714
Pay	6 Month EUR LIBOR	Semi-Annually	1.350	Annually	03/20/2029	EUR	1,171,600	—	7,427	7,427
Pay	3 Month CDOR	Quarterly	2.360	Semi-Annually	12/19/2021	CAD	2,171,717	—	7,380	7,380
Pay	3 Month AUD BBSW	Quarterly	2.284	Quarterly	03/16/2024	AUD	3,938,377	—	7,185	7,185
Pay	6 Month EUR LIBOR	Semi-Annually	1.446	Annually	03/20/2029	EUR	570,000	—	6,671	6,671
Pay	3 Month CDOR	Semi-Annually	2.460	Semi-Annually	12/19/2021	CAD	1,085,859	—	5,950	5,950
Pay	3 Month AUD BBSW	Quarterly	2.260	Quarterly	03/16/2024	AUD	3,938,377	—	5,929	5,929
Pay	6 Month EUR LIBOR	Semi-Annually	1.326	Annually	03/20/2029	EUR	1,171,600	—	5,893	5,893
Pay	3 Month AUD BBSW	Quarterly	2.255	Quarterly	03/16/2024	AUD	3,938,378	—	5,665	5,665
Pay	6 Month EUR LIBOR	Semi-Annually	1.323	Annually	03/20/2029	EUR	1,171,600	—	5,665	5,665
Pay	6 Month EUR LIBOR	Semi-Annually	1.321	Annually	03/20/2029	EUR	1,171,600	—	5,567	5,567
Receive	6 Month GBP LIBOR	Semi-Annually	(1.500)	Semi-Annually	12/15/2047	GBP	304,000	—	5,338	5,338
Pay	6 Month GBP LIBOR	Semi-Annually	1.734	Semi-Annually	12/21/2048	GBP	282,500	—	5,312	5,312
Receive	6 Month GBP LIBOR	Semi-Annually	(1.576)	Semi-Annually	03/16/2048	GBP	896,482	—	5,133	5,133
Pay	6 Month GBP LIBOR	Semi-Annually	1.727	Semi-Annually	12/21/2048	GBP	282,500	—	5,020	5,020
Pay	3 Month AUD BBSW	Quarterly	2.243	Quarterly	03/16/2024	AUD	3,938,378	—	5,003	5,003
Pay	6 Month GBP LIBOR	Semi-Annually	1.727	Semi-Annually	12/21/2048	GBP	282,500	—	5,000	5,000
Pay	6 Month GBP LIBOR	Semi-Annually	1.726	Semi-Annually	12/21/2048	GBP	282,500	—	4,979	4,979
Pay	6 Month EUR LIBOR	Semi-Annually	0.462	Annually	03/17/2024	EUR	1,191,205	—	4,856	4,856
Pay	3 Month AUD BBSW	Quarterly	2.240	Quarterly	03/16/2024	AUD	3,938,377	—	4,845	4,845
Pay	6 Month EUR LIBOR	Semi-Annually	0.455	Annually	03/17/2024	EUR	1,191,205	—	4,576	4,576
Pay	6 Month EUR LIBOR	Semi-Annually	0.454	Annually	03/17/2024	EUR	1,191,204	—	4,535	4,535
Pay	6 Month EUR LIBOR	Semi-Annually	0.453	Annually	03/17/2024	EUR	1,191,204	—	4,494	4,494
Pay	6 Month EUR LIBOR	Semi-Annually	0.451	Annually	03/17/2024	EUR	1,191,205	—	4,391	4,391
Pay	6 Month EUR LIBOR	Semi-Annually	0.450	Annually	03/17/2024	EUR	1,191,115	—	4,370	4,370
Pay	6 Month EUR LIBOR	Semi-Annually	0.450	Annually	03/17/2024	EUR	1,191,204	—	4,370	4,370
Pay	6 Month EUR LIBOR	Semi-Annually	0.450	Annually	03/17/2024	EUR	1,191,205	—	4,370	4,370
Pay	6 Month EUR LIBOR	Semi-Annually	0.449	Annually	03/17/2024	EUR	1,191,205	—	4,309	4,309
Pay	6 Month EUR LIBOR	Semi-Annually	0.446	Annually	03/17/2024	EUR	1,191,204	—	4,206	4,206
Pay	6 Month EUR LIBOR	Semi-Annually	0.445	Annually	03/17/2024	EUR	1,191,204	—	4,165	4,165
Pay	6 Month EUR LIBOR	Semi-Annually	0.445	Annually	03/17/2024	EUR	1,191,205	—	4,144	4,144
Pay	6 Month EUR LIBOR	Semi-Annually	0.444	Annually	03/17/2024	EUR	1,191,204	—	4,103	4,103
Pay	6 Month EUR LIBOR	Semi-Annually	0.443	Annually	03/17/2024	EUR	1,191,204	—	4,082	4,082
Pay	6 Month EUR LIBOR	Semi-Annually	0.442	Annually	03/17/2024	EUR	1,191,205	—	4,041	4,041
Pay	6 Month EUR LIBOR	Semi-Annually	0.441	Annually	03/17/2024	EUR	1,191,204	—	4,000	4,000
Pay	6 Month EUR LIBOR	Semi-Annually	0.441	Annually	03/17/2024	EUR	1,191,204	—	4,000	4,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month EUR LIBOR	Semi-Annually	0.441%	Annually	03/17/2024	EUR	1,191,205	$—	$3,980	$3,980
Pay	6 Month EUR LIBOR	Semi-Annually	0.440	Annually	03/17/2024	EUR	1,191,204	—	3,959	3,959
Pay	3 Month CDOR	Quarterly	2.289	Semi-Annually	12/19/2021	CAD	2,171,717	—	3,787	3,787
Pay	3 Month CDOR	Quarterly	2.281	Semi-Annually	06/21/2021	CAD	2,437,000	—	3,674	3,674
Pay	6 Month EUR LIBOR	Semi-Annually	0.432	Annually	03/17/2024	EUR	1,191,205	—	3,609	3,609
Pay	3 Month CDOR	Quarterly	2.289	Semi-Annually	12/19/2021	CAD	2,086,103	1	3,415	3,415
Pay	3 Month CDOR	Quarterly	2.470	Semi-Annually	03/20/2029	CAD	876,000	—	3,336	3,336
Receive	6 Month GBP LIBOR	Semi-Annually	(1.581)	Semi-Annually	03/16/2048	GBP	621,229	—	3,049	3,049
Pay	6 Month GBP LIBOR	Semi-Annually	1.660	Semi-Annually	03/15/2049	GBP	301,000	—	2,554	2,554
Pay	3 Month CDOR	Quarterly	2.280	Semi-Annually	03/20/2022	CAD	905,450	—	1,503	1,503
Receive	6 Month GBP LIBOR	Semi-Annually	(1.598)	Semi-Annually	12/15/2047	GBP	454,394	—	1,377	1,377
Pay	6 Month GBP LIBOR	Semi-Annually	1.620	Semi-Annually	12/21/2048	GBP	487,000	—	1,011	1,011
Pay	6 Month GBP LIBOR	Semi-Annually	1.620	Semi-Annually	12/21/2048	GBP	486,513	—	974	974
Pay	3 Month CDOR	Quarterly	2.250	Semi-Annually	03/20/2022	CAD	840,775	—	883	883
Receive	6 Month GBP LIBOR	Semi-Annually	(1.608)	Semi-Annually	12/15/2047	GBP	571,000	—	835	835
Pay	6 Month GBP LIBOR	Semi-Annually	1.610	Semi-Annually	12/21/2048	GBP	487,243	—	667	667
Pay	3 Month CDOR	Semi-Annually	2.470	Semi-Annually	03/20/2029	CAD	183,000	—	634	634
Receive	6 Month GBP LIBOR	Semi-Annually	(1.600)	Semi-Annually	09/21/2048	GBP	395,701	—	367	367
Pay	3 Month CDOR	Quarterly	2.210	Semi-Annually	03/20/2022	CAD	840,775	—	232	232
Pay	3 Month CDOR	Quarterly	2.280	Semi-Annually	03/20/2022	CAD	109,900	—	182	182
Pay	3 Month CDOR	Quarterly	2.250	Semi-Annually	03/20/2022	CAD	102,050	—	107	107
Receive	6 Month GBP LIBOR	Semi-Annually	(1.614)	Semi-Annually	03/16/2048	GBP	1,361,325	—	96	96
Pay	3 Month CDOR	Semi-Annually	2.210	Semi-Annually	03/20/2022	CAD	102,050	—	28	28
Subtotal — Appreciation								1	1,427,248	1,427,248
Interest Rate Risk
Receive	6 Month GBP LIBOR	Semi-Annually	(1.628)	Semi-Annually	06/15/2048	GBP	116,000	—	(302)	(302)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.614)	Semi-Annually	09/21/2048	GBP	395,700	—	(452)	(452)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.648)	Semi-Annually	06/15/2048	GBP	116,000	—	(647)	(647)
Receive	3 Month CDOR	Quarterly	(2.280)	Semi-Annually	12/19/2021	CAD	705,383	—	(1,155)	(1,155)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.626)	Semi-Annually	09/21/2048	GBP	395,701	—	(1,183)	(1,183)
Receive	3 Month CDOR	Quarterly	(2.285)	Semi-Annually	12/19/2021	CAD	714,249	—	(1,246)	(1,246)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.641)	Semi-Annually	09/21/2048	GBP	272,000	—	(1,396)	(1,396)
Pay	6 Month GBP LIBOR	Semi-Annually	1.580	Semi-Annually	12/21/2048	GBP	487,244	—	(1,645)	(1,645)
Pay	28 Day MXN TIIE	28 Day	6.925	28 Day	06/16/2021	MXN	1,500,000	—	(1,697)	(1,697)
Receive	3 Month CDOR	Quarterly	(2.273)	Semi-Annually	03/20/2022	CAD	1,117,000	—	(1,730)	(1,730)
Receive	3 Month CDOR	Quarterly	(2.457)	Semi-Annually	12/07/2021	CAD	357,125	1	(1,936)	(1,937)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.648)	Semi-Annually	12/15/2047	GBP	486,000	—	(2,192)	(2,192)
Receive	3 Month CDOR	Quarterly	(2.363)	Semi-Annually	12/18/2021	CAD	714,249	1	(2,431)	(2,432)
Receive	3 Month CDOR	Quarterly	(2.490)	Semi-Annually	03/20/2029	CAD	569,187	—	(2,755)	(2,755)
Receive	3 Month CDOR	Quarterly	(2.260)	Semi-Annually	06/20/2021	CAD	2,296,161	—	(2,834)	(2,834)
Receive	3 Month AUD BBSW	Quarterly	(1.935)	Quarterly	06/17/2022	AUD	3,907,097	—	(3,077)	(3,077)
Receive	3 Month CDOR	Quarterly	(2.408)	Semi-Annually	12/17/2021	CAD	714,250	2	(3,111)	(3,113)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.660)	Semi-Annually	09/21/2048	GBP	395,701	—	(3,142)	(3,142)
Receive	3 Month CDOR	Quarterly	(2.410)	Semi-Annually	12/06/2021	CAD	714,250	2	(3,159)	(3,161)
Receive	3 Month AUD BBSW	Quarterly	(1.937)	Quarterly	06/17/2022	AUD	3,907,097	—	(3,186)	(3,186)
Receive	3 Month CDOR	Quarterly	(2.271)	Semi-Annually	06/20/2021	CAD	2,296,161	—	(3,267)	(3,267)
Receive	3 Month AUD BBSW	Quarterly	(1.940)	Quarterly	06/17/2022	AUD	3,907,097	—	(3,348)	(3,348)
Receive	3 Month CDOR	Quarterly	(2.274)	Semi-Annually	06/20/2021	CAD	2,296,161	—	(3,363)	(3,363)
Receive	3 Month CDOR	Quarterly	(2.425)	Semi-Annually	12/10/2021	CAD	714,249	2	(3,384)	(3,386)
Receive	3 Month CDOR	Quarterly	(2.435)	Semi-Annually	12/10/2021	CAD	714,250	2	(3,535)	(3,537)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.693)%	Semi-Annually	03/16/2048	GBP	300,300	$—	$(3,563)	$(3,563)
Receive	3 Month CDOR	Quarterly	(2.440)	Semi-Annually	12/10/2021	CAD	714,249	3	(3,610)	(3,613)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.695)	Semi-Annually	03/16/2048	GBP	300,300	—	(3,630)	(3,630)
Receive	3 Month CDOR	Quarterly	(2.443)	Semi-Annually	12/11/2021	CAD	714,249	2	(3,651)	(3,653)
Receive	3 Month CDOR	Quarterly	(2.450)	Semi-Annually	12/14/2021	CAD	714,249	2	(3,753)	(3,756)
Receive	3 Month CDOR	Quarterly	(2.450)	Semi-Annually	12/11/2021	CAD	714,250	3	(3,764)	(3,767)
Receive	3 Month CDOR	Quarterly	(2.452)	Semi-Annually	12/13/2021	CAD	714,249	2	(3,793)	(3,795)
Receive	3 Month CDOR	Quarterly	(2.455)	Semi-Annually	12/11/2021	CAD	714,249	3	(3,840)	(3,843)
Receive	3 Month CDOR	Quarterly	(2.288)	Semi-Annually	06/20/2021	CAD	2,296,160	—	(3,892)	(3,892)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.702)	Semi-Annually	03/16/2048	GBP	309,400	—	(4,063)	(4,063)
Receive	3 Month CDOR	Quarterly	(2.475)	Semi-Annually	12/07/2021	CAD	714,250	3	(4,135)	(4,138)
Receive	3 Month CDOR	Quarterly	(2.477)	Semi-Annually	12/12/2021	CAD	714,250	3	(4,176)	(4,178)
Receive	3 Month CDOR	Quarterly	(2.330)	Semi-Annually	06/20/2021	CAD	1,770,129	—	(4,260)	(4,260)
Receive	3 Month CDOR	Quarterly	(2.319)	Semi-Annually	06/20/2021	CAD	2,112,468	—	(4,686)	(4,686)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.733)	Semi-Annually	03/16/2048	GBP	267,000	—	(4,738)	(4,738)
Receive	3 Month AUD BBSW	Quarterly	(1.966)	Quarterly	06/17/2022	AUD	3,907,097	—	(4,770)	(4,770)
Receive	3 Month CDOR	Quarterly	(2.439)	Semi-Annually	12/19/2021	CAD	951,000	—	(4,785)	(4,785)
Receive	3 Month CDOR	Quarterly	(2.520)	Semi-Annually	03/20/2029	CAD	699,781	—	(4,830)	(4,830)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.743)	Semi-Annually	03/16/2048	GBP	267,000	—	(5,135)	(5,135)
Receive	3 Month CDOR	Quarterly	(2.328)	Semi-Annually	06/20/2021	CAD	2,296,160	—	(5,430)	(5,430)
Receive	3 Month AUD BBSW	Quarterly	(1.984)	Quarterly	06/17/2022	AUD	3,907,097	—	(5,719)	(5,719)
Receive	3 Month CDOR	Quarterly	(2.665)	Semi-Annually	03/20/2029	CAD	349,890	—	(5,903)	(5,903)
Receive	3 Month USD LIBOR	Quarterly	(2.655)	Quarterly	03/18/2027	USD	2,005,530	—	(6,089)	(6,089)
Receive	3 Month CDOR	Quarterly	(2.739)	Semi-Annually	10/09/2021	CAD	574,000	7	(6,135)	(6,142)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.708)	Semi-Annually	06/15/2048	GBP	442,000	—	(6,430)	(6,430)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.880)	Semi-Annually	12/21/2048	GBP	165,591	—	(6,657)	(6,657)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.713)	Semi-Annually	06/15/2048	GBP	442,000	—	(6,758)	(6,758)
Receive	3 Month AUD BBSW	Quarterly	(2.010)	Quarterly	06/17/2022	AUD	3,907,097	—	(7,141)	(7,141)
Receive	3 Month AUD BBSW	Quarterly	(2.020)	Quarterly	06/17/2022	AUD	3,907,097	—	(7,683)	(7,683)
Receive	3 Month CDOR	Quarterly	(2.592)	Semi-Annually	03/20/2029	CAD	699,781	—	(8,318)	(8,318)
Receive	3 Month CDOR	Quarterly	(2.597)	Semi-Annually	03/20/2029	CAD	699,780	—	(8,534)	(8,534)
Receive	3 Month CDOR	Quarterly	(2.490)	Semi-Annually	08/22/2021	CAD	1,516,000	—	(8,726)	(8,726)
Receive	3 Month CDOR	Quarterly	(2.510)	Semi-Annually	08/30/2021	CAD	1,437,000	—	(8,880)	(8,880)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.877)	Semi-Annually	12/21/2048	GBP	227,248	—	(9,035)	(9,035)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.878)	Semi-Annually	12/21/2048	GBP	227,688	—	(9,086)	(9,086)
Receive	3 Month CDOR	Quarterly	(2.614)	Semi-Annually	03/20/2029	CAD	699,780	—	(9,352)	(9,352)
Receive	3 Month CDOR	Quarterly	(2.614)	Semi-Annually	03/20/2029	CAD	699,780	—	(9,376)	(9,376)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.875)	Semi-Annually	12/21/2048	GBP	239,491	—	(9,459)	(9,459)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.877)	Semi-Annually	12/21/2048	GBP	238,038	—	(9,471)	(9,471)
Receive	3 Month CDOR	Quarterly	(2.617)	Semi-Annually	03/20/2029	CAD	699,780	—	(9,511)	(9,511)
Receive	3 Month CDOR	Quarterly	(2.618)	Semi-Annually	03/20/2029	CAD	699,780	—	(9,544)	(9,544)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.882)	Semi-Annually	12/21/2048	GBP	238,037	—	(9,640)	(9,640)
Receive	3 Month CDOR	Quarterly	(2.629)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,073)	(10,073)
Receive	3 Month CDOR	Quarterly	(2.629)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,098)	(10,098)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.898)	Semi-Annually	12/21/2048	GBP	239,300	—	(10,245)	(10,245)
Receive	3 Month CDOR	Quarterly	(2.635)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,353)	(10,353)
Receive	3 Month CDOR	Quarterly	(2.645)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,843)	(10,843)
Receive	3 Month CDOR	Quarterly	(2.724)	Semi-Annually	11/13/2021	CAD	996,000	10	(10,836)	(10,846)
Receive	3 Month CDOR	Quarterly	(2.647)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,930)	(10,930)
Receive	3 Month CDOR	Quarterly	(2.661)	Semi-Annually	03/20/2029	CAD	699,781	—	(11,627)	(11,627)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month CDOR	Quarterly	(2.439)%	Semi-Annually	07/25/2021	CAD	2,602,000	$—	$(12,061)	$(12,061)
Receive	3 Month CDOR	Quarterly	(2.672)	Semi-Annually	03/20/2029	CAD	699,780	—	(12,166)	(12,166)
Receive	3 Month CDOR	Quarterly	(2.625)	Semi-Annually	11/28/2021	CAD	1,614,000	—	(14,393)	(14,393)
Receive	3 Month USD LIBOR	Quarterly	(2.665)	Quarterly	03/18/2027	USD	3,971,347	—	(14,548)	(14,548)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.714)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,632)	(14,632)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.715)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,646)	(14,646)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.900)	Semi-Annually	12/21/2048	GBP	341,532	—	(14,737)	(14,737)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.722)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,841)	(14,841)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.725)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,938)	(14,938)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.726)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,966)	(14,966)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.727)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,980)	(14,980)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.729)	Semi-Annually	12/20/2028	EUR	499,500	—	(15,036)	(15,036)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.731)	Semi-Annually	12/20/2028	EUR	499,500	—	(15,106)	(15,106)
Receive	3 Month USD LIBOR	Quarterly	(2.672)	Quarterly	03/18/2027	USD	4,003,118	—	(16,391)	(16,391)
Receive	3 Month USD LIBOR	Quarterly	(2.676)	Quarterly	03/18/2027	USD	4,034,889	—	(17,534)	(17,534)
Receive	3 Month AUD BBSW	Quarterly	(2.241)	Quarterly	12/16/2022	AUD	4,347,000	—	(18,407)	(18,407)
Receive	3 Month AUD BBSW	Quarterly	(2.504)	Semi-Annually	12/16/2022	AUD	2,385,000	—	(18,713)	(18,713)
Receive	3 Month CDOR	Quarterly	(2.763)	Semi-Annually	11/01/2021	CAD	1,671,000	—	(19,334)	(19,334)
Receive	3 Month AUD BBSW	Quarterly	(2.438)	Quarterly	12/16/2022	AUD	3,086,000	—	(21,416)	(21,416)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.919)	Semi-Annually	12/21/2048	GBP	476,075	—	(21,893)	(21,893)
Receive	3 Month AUD BBSW	Quarterly	(2.460)	Semi-Annually	12/16/2022	AUD	3,081,000	—	(22,313)	(22,313)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.514)	Semi-Annually	12/20/2028	EUR	1,156,592	—	(24,145)	(24,145)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.539)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(25,764)	(25,764)
Receive	3 Month USD LIBOR	Quarterly	(3.042)	Quarterly	09/16/2027	USD	1,041,500	—	(27,453)	(27,453)
Receive	3 Month USD LIBOR	Quarterly	(3.044)	Quarterly	09/16/2027	USD	1,041,500	—	(27,550)	(27,550)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.574)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(28,012)	(28,012)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.580)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(28,388)	(28,388)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.590)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(29,068)	(29,068)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.590)	Semi-Annually	12/20/2028	EUR	1,156,592	—	(29,068)	(29,068)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.602)	Semi-Annually	12/20/2028	EUR	1,155,678	—	(29,267)	(29,267)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.599)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(29,651)	(29,651)
Receive	3 Month AUD BBSW	Quarterly	(2.460)	Quarterly	12/16/2022	AUD	4,197,000	—	(30,395)	(30,395)
Receive	3 Month USD LIBOR	Quarterly	(2.909)	Quarterly	03/18/2027	USD	2,264,000	—	(42,959)	(42,959)
Subtotal — Depreciation								48	(1,097,900)	(1,097,948)
Total Centrally Cleared Interest Rate Swap Agreements								$49	$329,348	$329,300
(a)	Centrally cleared swap agreements collateralized by $1,620,917 cash held with Credit Suisse Securities (USA) LLC.
Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Depreciation
Credit Risk
J.P. Morgan Chase Bank, N.A.	Jaguar Land Rover Automotive PLC	Sell	5.00%	Quarterly	12/20/2023	7.821%	EUR	20,000	$0	$(2,462)	$(2,462)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
(b)
Implied credit spreads represent the current level, as of January 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Inflation Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Depreciation
Interest Rate Risk
Goldman Sachs International	Receive	United Kingdom RPI	At Maturity	3.06%	At Maturity	12/29/2025	GBP	3,450,000	$—	$(155,546)	$(155,546)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.46%	At Maturity	08/15/2027	EUR	6,650,145	$—	$114,008	$114,008
Receive	United States CPI Urban Consumers NSA	At Maturity	1.55	At Maturity	08/15/2028	USD	2,147,097	—	61,864	61,864
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.47	At Maturity	08/15/2027	EUR	2,996,344	—	52,354	52,354
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.41	At Maturity	07/15/2027	EUR	3,999,227	—	50,092	50,092
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.39	At Maturity	07/15/2027	EUR	3,984,578	—	41,269	41,269
Receive	United States CPI Urban Consumers NSA	At Maturity	1.56	At Maturity	08/15/2028	USD	1,073,549	—	32,620	32,620
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.38	At Maturity	07/15/2027	EUR	2,666,152	—	24,792	24,792
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.38	At Maturity	07/15/2027	EUR	2,754,047	—	23,879	23,879
Receive	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	885,159	—	23,115	23,115
Receive	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	644,420	—	17,042	17,042
Receive	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	644,421	—	16,508	16,508
Receive	United States CPI Urban Consumers NSA	At Maturity	1.56	At Maturity	10/15/2028	USD	387,282	—	12,785	12,785
Receive	United States CPI Urban Consumers NSA	At Maturity	1.20	At Maturity	12/15/2023	USD	1,567,000	—	9,927	9,927
Receive	United States CPI Urban Consumers NSA	At Maturity	1.57	At Maturity	10/15/2028	USD	238,437	—	8,186	8,186
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.18	At Maturity	07/15/2022	EUR	2,754,047	—	7,611	7,611
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.18	At Maturity	07/15/2022	EUR	2,666,152	—	6,724	6,724
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.20	At Maturity	07/15/2022	EUR	3,984,578	—	4,835	4,835
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.33	At Maturity	06/15/2027	EUR	338,000	—	1,041	1,041
Subtotal — Appreciation								—	508,652	508,652
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.48	At Maturity	01/15/2029	GBP	200,000	—	(16)	(16)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.22	At Maturity	07/15/2022	EUR	3,999,227	—	(175)	(175)
Receive	United Kingdom RPI	At Maturity	3.25	At Maturity	07/15/2025	GBP	681,299	—	(261)	(261)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.30	At Maturity	01/15/2029	USD	491,000	—	(540)	(540)
Pay	United Kingdom RPI	At Maturity	1.68	At Maturity	09/21/2048	GBP	248,235	—	(2,409)	(2,409)
Pay	United Kingdom RPI	At Maturity	1.68	At Maturity	09/21/2048	GBP	244,530	—	(2,536)	(2,536)
Pay	United Kingdom RPI	At Maturity	1.70	At Maturity	09/21/2048	GBP	248,235	—	(3,356)	(3,356)
Receive	United Kingdom RPI	At Maturity	3.41	At Maturity	05/15/2027	GBP	1,022,000	—	(5,261)	(5,261)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.32	At Maturity	08/15/2022	EUR	2,996,344	—	(10,787)	(10,787)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.43	At Maturity	08/15/2023	EUR	1,073,549	—	(17,881)	(17,881)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	United Kingdom RPI	At Maturity	3.71%	At Maturity	12/15/2028	GBP	537,000	$—	$(21,162)	$(21,162)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.48	At Maturity	05/15/2023	EUR	1,410,000	—	(21,271)	(21,271)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.31	At Maturity	08/15/2022	EUR	6,650,145	—	(21,835)	(21,835)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.41	At Maturity	12/15/2028	USD	1,819,000	—	(25,574)	(25,574)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.46	At Maturity	10/15/2023	EUR	1,591,534	—	(33,140)	(33,140)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.41	At Maturity	08/15/2023	EUR	2,147,097	—	(33,151)	(33,151)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.46	At Maturity	10/15/2023	EUR	1,591,534	—	(33,382)	(33,382)
Receive	United Kingdom RPI	At Maturity	3.11	At Maturity	06/15/2026	GBP	1,196,950	—	(68,384)	(68,384)
Subtotal — Depreciation								—	(301,121)	(301,121)
Total — Centrally Cleared Inflation Swap Agreements								$—	$207,531	$207,531
(a)	Centrally cleared inflation swap agreements collateralized by $1,620,917 cash held with Credit Suisse Securities (USA) LLC.
Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility StrikeRate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
UBS AG	Hang Seng China Enterprise Index	Pay	26.45%	At Maturity	12/30/2019	HKD	418	$8,796
Societe Generale	KOSPI 200 Index	Receive	17.60	At Maturity	12/12/2019	KRW	239,373	7,588
UBS AG	KOSPI 200 Index	Receive	17.70	At Maturity	12/12/2019	KRW	151,880	3,755
Societe Generale	Hang Seng China Enterprise Index	Pay	25.95	At Maturity	12/30/2019	HKD	163	3,135
UBS AG	S&P/ASX 200 Index	Pay	16.60	At Maturity	12/19/2019	AUD	132	3,076
UBS AG	Hang Seng Index	Pay	24.95	At Maturity	12/30/2019	HKD	149	2,703
J.P. Morgan Chase Bank, N.A.	S&P/ASX 200 Index	Pay	16.92	At Maturity	12/19/2019	AUD	60	1,764
UBS AG	KOSPI 200 Index	Pay	19.50	At Maturity	12/12/2019	KRW	26,512	1,317
Societe Generale	KOSPI 200 Index	Receive	18.25	At Maturity	12/12/2019	KRW	54,843	830
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Pay	19.36	At Maturity	12/12/2019	KRW	19,940	615
UBS AG	S&P/ASX 200 Index	Receive	15.60	At Maturity	12/19/2019	AUD	180	7
Subtotal — Appreciation								33,586
Equity Risk
UBS AG	Hang Seng Index	Receive	22.50	At Maturity	12/30/2019	HKD	3	(4)
J.P. Morgan Chase Bank, N.A.	S&P/ASX 200 Index	Receive	15.40	At Maturity	12/19/2019	AUD	76	(112)
Societe Generale	Nikkei 225 Index	Receive	23.65	At Maturity	12/11/2020	JPY	17,145	(333)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	22.64	At Maturity	12/30/2019	HKD	197	(341)
Societe Generale	Hang Seng Index	Receive	22.79	At Maturity	12/30/2019	HKD	211	(362)
Societe Generale	S&P/ASX 200 Index	Receive	15.60	At Maturity	12/19/2019	AUD	189	(437)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	3,104	(536)
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.95	At Maturity	12/10/2021	JPY	2,940	(539)
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.99	At Maturity	12/10/2021	JPY	3,098	(623)
UBS AG	Hang Seng Index	Receive	22.40	At Maturity	12/30/2019	HKD	230	(762)
Goldman Sachs International	Hang Seng Index	Receive	22.50	At Maturity	12/30/2019	HKD	229	(850)
J.P. Morgan Chase Bank, N.A.	S&P/ASX 200 Index	Receive	15.84	At Maturity	12/19/2019	AUD	45	(867)
J.P. Morgan Chase Bank, N.A.	S&P/ASX 200 Index	Receive	15.73	At Maturity	12/19/2019	AUD	187	(893)
Societe Generale	Nikkei 225 Index	Receive	23.90	At Maturity	12/10/2021	JPY	5,903	(952)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	4,778	(981)
Goldman Sachs International	S&P/ASX 200 Index	Receive	15.90	At Maturity	12/19/2019	AUD	132	(1,021)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility StrikeRate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Societe Generale	Nikkei 225 Index	Receive	23.90%	At Maturity	12/10/2021	JPY	7,509	$(1,211)
Societe Generale	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	7,258	(1,491)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	8,806	(1,521)
Societe Generale	S&P/ASX 200 Index	Receive	16.25	At Maturity	12/19/2019	AUD	152	(1,586)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	21.80	At Maturity	12/30/2019	HKD	1,206	(1,709)
UBS AG	S&P/ASX 200 Index	Receive	15.85	At Maturity	12/19/2019	AUD	214	(1,803)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.20	At Maturity	12/30/2019	HKD	125	(1,813)
UBS AG	Hang Seng China Enterprise Index	Receive	25.30	At Maturity	12/30/2019	HKD	124	(1,906)
UBS AG	S&P/ASX 200 Index	Receive	15.80	At Maturity	12/19/2019	AUD	94	(1,970)
Goldman Sachs International	S&P/ASX 200 Index	Receive	16.00	At Maturity	12/19/2019	AUD	93	(2,366)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	24.44	At Maturity	12/30/2019	HKD	702	(2,474)
Societe Generale	S&P/ASX 200 Index	Receive	15.99	At Maturity	12/19/2019	AUD	108	(3,240)
UBS AG	Nikkei 225 Index	Receive	24.10	At Maturity	12/11/2020	JPY	16,736	(3,632)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.10	At Maturity	12/30/2019	HKD	458	(4,716)
Societe Generale	Nikkei 225 Index	Receive	24.25	At Maturity	12/11/2020	JPY	16,670	(4,729)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	24.94	At Maturity	12/30/2019	HKD	520	(5,073)
UBS AG	Hang Seng Index	Receive	22.77	At Maturity	12/30/2019	HKD	658	(5,260)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	408	(5,785)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.10	At Maturity	12/30/2019	HKD	407	(5,946)
UBS AG	S&P/ASX 200 Index	Receive	15.75	At Maturity	12/19/2019	AUD	187	(5,980)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.05	At Maturity	12/30/2019	HKD	673	(6,900)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	507	(7,271)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.20	At Maturity	12/30/2019	HKD	516	(7,492)
UBS AG	S&P/ASX 200 Index	Receive	15.84	At Maturity	12/19/2019	AUD	263	(7,493)
UBS AG	Hang Seng China Enterprise Index	Receive	25.30	At Maturity	12/30/2019	HKD	514	(7,874)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.33	At Maturity	12/30/2019	HKD	696	(8,478)
UBS AG	Hang Seng China Enterprise Index	Receive	24.70	At Maturity	12/30/2019	HKD	734	(9,077)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	652	(9,402)
Societe Generale	Hang Seng China Enterprise Index	Receive	24.80	At Maturity	12/30/2019	HKD	731	(9,606)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	725	(10,350)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.39	At Maturity	12/30/2019	HKD	618	(10,441)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.05	At Maturity	12/30/2019	HKD	1,026	(10,515)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	977	(10,516)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	26.89	At Maturity	12/30/2019	HKD	663	(14,450)
UBS AG	Hang Seng China Enterprise Index	Receive	24.80	At Maturity	12/30/2019	HKD	1,835	(16,569)
UBS AG	Hang Seng China Enterprise Index	Receive	25.70	At Maturity	12/30/2019	HKD	862	(17,049)
Subtotal — Depreciation								(237,307)
Total — Variance Swap Agreements								$(203,721)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility StrikeRate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
Barclays Bank PLC	AUD/USD	Receive	0.71%	At Maturity	12/09/2019	AUD	902	$(206)
J.P. Morgan Chase Bank, N.A.	USD/CAD	Receive	1.25%	At Maturity	12/09/2019	USD	1,128	(364)
Goldman Sachs International	USD/CAD	Receive	1.25%	At Maturity	12/09/2019	USD	987	(516)
Goldman Sachs International	AUD/USD	Receive	0.72%	At Maturity	12/09/2019	AUD	2,316	(1,909)
Total — Volatility Swap Agreements								$(2,995)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
J.P. Morgan Chase Bank, N.A.	Receive	MSCI World Energy Sector Total Return Index	2.77%	Quarterly	1,852	September—2019	$583,262	$—	$2,682	$2,682
Societe Generale SA	Pay	SG Strong Balance Sheet 250 Index	2.75	Quarterly	830	April—2019	755,034	—	21,381	21,381
Societe Generale SA	Receive	SG Strong Balance Sheet 250 Index	2.76	Quarterly	828	October—2019	753,214	—	21,330	21,330
Societe Generale SA	Receive	SG Strong Balance Sheet 250 Index	2.75	Quarterly	545	October—2019	495,744	—	14,042	14,042
Societe Generale SA	Receive	SG Strong Balance Sheet 250 Index	2.75	Quarterly	372	October—2019	337,329	—	9,551	9,551
Societe Generale SA	Receive	SG Strong Balance Sheet 250 Index	2.75	Quarterly	152	October—2019	138,668	—	3,931	3,931
UBS AG	Receive	MSCI World Energy Sector Total Return Index	1.00	Quarterly	3,859	October—2019	1,092,755	—	129,534	129,534
UBS AG	Receive	MSCI World Energy Sector Total Return Index	1.00	Quarterly	1,986	October—2019	562,270	—	66,651	66,651
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.42	Quarterly	1,627	September—2019	460,744	—	54,617	54,617
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.56	Quarterly	1,557	September—2019	440,727	—	52,245	52,245
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.80	Quarterly	842	September—2019	240,789	—	25,724	25,724
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.50	Quarterly	618	September—2019	174,975	—	20,742	20,742
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.50	Quarterly	614	September—2019	173,950	—	20,620	20,620
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.50	Quarterly	614	September—2019	173,749	—	20,596	20,596
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.42	Quarterly	519	September—2019	147,040	—	17,430	17,430
Subtotal								—	481,076	481,076
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	16,864	June—2019	5,062,090	—	48,344	48,344
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	1,261	June—2019	378,516	—	3,615	3,615
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	11,967	February—2019	1,209,347	—	22,238	22,238
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	11,967	February—2019	1,209,347	—	22,238	22,238
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	10,626	February—2019	1,073,829	—	19,746	19,746
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	9,872	February—2019	997,633	—	18,345	18,345
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	4,941	February—2019	499,322	—	9,182	9,182
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	4,854	February—2019	490,530	—	9,020	9,020
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	3,677	February—2019	371,586	—	6,833	6,833
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,836	February—2019	1,077,659	—	6,742	6,742
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	3,557	February—2019	359,459	—	6,610	6,610
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,601	February—2019	1,025,292	—	6,415	6,415
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,578	February—2019	1,020,166	—	6,383	6,383
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,578	February—2019	1,020,167	—	6,383	6,383
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,532	February—2019	1,009,916	—	6,318	6,318
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	2,961	February—2019	299,229	—	5,502	5,502
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	2,512	February—2019	253,855	—	4,668	4,668
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12%	Monthly	1,958	February—2019		$197,869	$—	$3,639	$3,639
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	2,532	February—2019		564,234	—	3,530	3,530
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	715	February—2019		138,087	—	3,295	3,295
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	1,973	February—2019		439,665	—	2,751	2,751
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	1,216	February—2019		122,885	—	2,260	2,260
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	666	February—2019		67,304	—	1,237	1,237
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	5,041	February—2019		789,480	—	1,207	1,207
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	3,855	February—2019		603,738	—	838	838
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	3,571	February—2019		559,261	—	776	776
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	3,205	February—2019		501,941	—	768	768
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	1,840	February—2019		288,040	—	275	275
Subtotal									—	229,158	229,158
Subtotal — Appreciation									—	710,234	710,234
Equity Risk
Goldman Sachs International	Pay	Bovespa Index	—	At Maturity	29	February—2019	BRL	2,560,529	—	(74,590)	(74,590)
Societe Generale SA	Pay	SG Strong Balance Sheet 250 Index	2.75	Quarterly	49	October—2019		44,565	—	(1,272)	(1,272)
Societe Generale SA	Pay	SG Strong Balance Sheet 250 Index	2.75	Quarterly	189	October—2019		171,930	—	(4,868)	(4,868)
Societe Generale SA	Pay	SG Strong Balance Sheet 250 Index	3.05	Quarterly	213	October—2019		193,810	—	(5,486)	(5,486)
Subtotal									—	(86,216)	(86,216)
Commodity Risk
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	380	June—2019		114,065	—	(1,119)	(1,119)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	388	June—2019		116,466	—	(1,143)	(1,143)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	439	June—2019		131,775	—	(1,259)	(1,259)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	481	June—2019		144,382	—	(1,416)	(1,416)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	523	June—2019		156,990	—	(1,499)	(1,499)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	644	June—2019		193,310	—	(1,846)	(1,846)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	698	June—2019		209,520	—	(2,055)	(2,055)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	748	June—2019		224,528	—	(2,203)	(2,203)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	1,393	June—2019		418,139	—	(3,993)	(3,993)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15%	Monthly	2,302	June—2019	$690,995	$—	$(6,599)	$(6,599)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	4,673	June—2019	1,402,701	—	(13,396)	(13,396)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	685	February—2019	152,646	—	(878)	(878)
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.24	Monthly	4,629	February—2019	724,956	—	(1,006)	(1,006)
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.24	Monthly	4,629	February—2019	724,956	—	(1,006)	(1,006)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	819	February—2019	182,507	—	(1,142)	(1,142)
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.24	Monthly	5,774	February—2019	904,277	—	(1,383)	(1,383)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	1,194	February—2019	266,072	—	(1,665)	(1,665)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	1,266	February—2019	282,117	—	(1,765)	(1,765)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	2,101	February—2019	468,189	—	(2,929)	(2,929)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	2,570	February—2019	572,702	—	(3,292)	(3,292)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	2,570	February—2019	572,702	—	(3,583)	(3,583)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,244	February—2019	722,897	—	(4,156)	(4,156)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,244	February—2019	722,897	—	(4,156)	(4,156)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,152	February—2019	702,395	—	(4,395)	(4,395)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,440	February—2019	766,573	—	(4,407)	(4,407)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,345	February—2019	745,403	—	(4,664)	(4,664)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	2,991	February—2019	302,261	—	(5,558)	(5,558)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	6,084	February—2019	614,830	—	(11,306)	(11,306)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	6,239	February—2019	630,493	—	(11,594)	(11,594)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	6,239	February—2019	630,493	—	(11,594)	(11,594)
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.24	Monthly	70,653	February—2019	11,065,093	—	(16,921)	(16,921)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.12	Monthly	6,740	February—2019	1,295,867	—	(36,877)	(36,877)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.12	Monthly	6,741	February—2019	1,296,060	—	(36,883)	(36,883)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	49,221	February—2019	4,974,117	—	(91,467)	(91,467)
Subtotal								—	(299,155)	(299,155)
Subtotal — Depreciation								—	(385,371)	(385,371)
Total — Total Return Swap Agreements								$—	$324,863	$324,863
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Macquarie MQCP252 Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)
Macquarie MQCP625E Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)
Macquarie MQCP626E Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/08/2019	Goldman Sachs International	USD	116,949	GBP	91,000	$2,431
02/12/2019	State Street Bank & Trust Co.	CHF	1,108,878	USD	1,132,559	16,647
02/12/2019	State Street Bank & Trust Co.	DKK	2,069,671	USD	317,977	432
02/12/2019	State Street Bank & Trust Co.	EUR	5,943,656	USD	6,818,292	10,630
02/12/2019	State Street Bank & Trust Co.	GBP	50,000	USD	65,889	283
02/12/2019	State Street Bank & Trust Co.	HKD	16,514,732	USD	2,109,364	4,062
02/12/2019	State Street Bank & Trust Co.	IDR	4,163,000	USD	298	0
02/12/2019	State Street Bank & Trust Co.	INR	19,760,000	USD	282,570	4,977
02/12/2019	State Street Bank & Trust Co.	JPY	56,100,161	USD	518,709	3,355
02/12/2019	State Street Bank & Trust Co.	MXN	48,000	USD	2,525	17
02/12/2019	State Street Bank & Trust Co.	SEK	4,324,647	USD	485,038	6,789
02/12/2019	State Street Bank & Trust Co.	TWD	878,000	USD	28,609	21
02/12/2019	State Street Bank & Trust Co.	USD	248,115	AUD	347,000	4,148
02/12/2019	State Street Bank & Trust Co.	USD	87,160	BRL	321,000	808
02/12/2019	State Street Bank & Trust Co.	USD	83,733	CAD	111,000	767
02/12/2019	State Street Bank & Trust Co.	USD	336,796	CNY	2,261,811	510
02/12/2019	State Street Bank & Trust Co.	USD	29,558	DKK	193,000	54
02/12/2019	State Street Bank & Trust Co.	USD	405,092	EUR	355,000	1,512
02/12/2019	State Street Bank & Trust Co.	USD	1,052,003	GBP	817,000	20,010
02/12/2019	State Street Bank & Trust Co.	USD	294	IDR	4,163,000	3
02/12/2019	State Street Bank & Trust Co.	USD	86,940	INR	6,203,000	200
02/12/2019	State Street Bank & Trust Co.	USD	86,550	JPY	9,464,000	390
02/12/2019	State Street Bank & Trust Co.	USD	1,371,648	KRW	1,527,325,348	1,220
02/12/2019	State Street Bank & Trust Co.	USD	69,077	MXN	1,324,000	87
02/12/2019	State Street Bank & Trust Co.	USD	141,358	NOK	1,208,000	1,927
02/12/2019	State Street Bank & Trust Co.	USD	30,176	SEK	273,000	15
02/12/2019	State Street Bank & Trust Co.	USD	35,498	SGD	48,000	162
02/12/2019	State Street Bank & Trust Co.	USD	2,926	TWD	90,000	4
02/12/2019	State Street Bank & Trust Co.	USD	57,148	ZAR	763,000	326
02/13/2019	Barclays Bank PLC	USD	418,290	AUD	582,825	5,421
02/13/2019	Barclays Bank PLC	USD	3,831,210	CAD	5,141,178	82,627
02/13/2019	Barclays Bank PLC	USD	2,930,391	JPY	328,320,104	85,888
02/13/2019	Citibank, N.A.	SEK	737,695	EUR	649,852	6,685
02/13/2019	Citibank, N.A.	USD	662,057	AUD	938,753	20,410
02/13/2019	Citibank, N.A.	USD	70,169	BRL	261,000	1,353
02/13/2019	Citibank, N.A.	USD	300,306	NZD	442,097	5,338
02/13/2019	Deutsche Bank AG	USD	621,936	CLP	423,731,293	24,226
02/13/2019	Deutsche Bank AG	USD	3,864,020	INR	283,850,907	123,117
02/13/2019	Deutsche Bank AG	USD	2,047,994	MXN	41,626,499	126,191
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/13/2019	Goldman Sachs International	EUR	2,891,405	USD	3,333,475	$21,478
02/13/2019	Goldman Sachs International	TWD	87,015,764	USD	2,881,317	47,857
02/13/2019	Goldman Sachs International	USD	1,920,532	AUD	2,723,348	59,322
02/13/2019	Goldman Sachs International	USD	383,353	CAD	509,719	4,683
02/13/2019	J.P. Morgan Chase Bank, N.A.	EUR	1,663,654	NOK	14,182,332	18,647
02/13/2019	J.P. Morgan Chase Bank, N.A.	SEK	2,888,621	EUR	2,545,085	26,678
02/13/2019	J.P. Morgan Chase Bank, N.A.	USD	784,634	AUD	1,098,397	13,893
02/13/2019	J.P. Morgan Chase Bank, N.A.	USD	282,820	CNY	1,922,000	3,811
02/13/2019	J.P. Morgan Chase Bank, N.A.	USD	277,391	NZD	410,518	6,422
02/13/2019	Morgan Stanley & Co. LLC	AUD	1,025,755	USD	747,454	1,737
02/13/2019	Morgan Stanley & Co. LLC	INR	19,995,400	USD	284,510	3,643
02/13/2019	Morgan Stanley & Co. LLC	JPY	56,295,000	USD	518,501	1,318
02/13/2019	Morgan Stanley & Co. LLC	USD	1,670,020	AUD	2,310,299	9,551
02/13/2019	Morgan Stanley & Co. LLC	USD	1,354,707	CAD	1,802,294	17,330
02/13/2019	Morgan Stanley & Co. LLC	USD	277,765	NZD	410,518	6,047
02/13/2019	Standard Charted Bank PLC	USD	203,206	KRW	228,964,000	2,609
02/13/2019	Standard Charted Bank PLC	USD	226,280	TWD	6,988,200	1,274
02/13/2019	State Street Bank & Trust Co.	USD	239,595	EUR	210,563	1,597
03/08/2019	Goldman Sachs International	EUR	340,000	USD	391,109	887
03/08/2019	Goldman Sachs International	USD	404,017	GBP	310,500	3,904
03/08/2019	Goldman Sachs International	USD	6,808	MXN	131,500	36
03/12/2019	State Street Bank & Trust Co.	AUD	1,088,646	USD	792,622	864
03/12/2019	State Street Bank & Trust Co.	CAD	579,000	USD	441,276	217
03/12/2019	State Street Bank & Trust Co.	CHF	1,024,878	USD	1,035,716	1,554
03/12/2019	State Street Bank & Trust Co.	DKK	1,877,671	USD	289,759	931
03/12/2019	State Street Bank & Trust Co.	EUR	5,641,656	USD	6,497,957	20,655
03/12/2019	State Street Bank & Trust Co.	GBP	6,773,046	USD	8,908,459	8,467
03/12/2019	State Street Bank & Trust Co.	HKD	12,759,732	USD	1,628,711	147
03/12/2019	State Street Bank & Trust Co.	IDR	785,655,000	USD	56,008	23
03/12/2019	State Street Bank & Trust Co.	INR	13,557,000	USD	189,854	16
03/12/2019	State Street Bank & Trust Co.	JPY	48,049,161	USD	443,699	1,305
03/12/2019	State Street Bank & Trust Co.	NOK	3,480,071	USD	414,390	1,075
03/12/2019	State Street Bank & Trust Co.	SEK	3,509,647	USD	389,941	950
03/12/2019	State Street Bank & Trust Co.	SGD	271,518	USD	201,904	50
03/12/2019	State Street Bank & Trust Co.	TWD	16,464,602	USD	537,619	605
03/13/2019	Barclays Bank PLC	USD	1,703,560	BRL	6,757,000	144,985
03/13/2019	Barclays Bank PLC	USD	479,575	INR	34,488,607	3,311
03/13/2019	Barclays Bank PLC	USD	2,936,030	JPY	328,320,104	87,115
03/13/2019	Goldman Sachs International	USD	835,790	MXN	17,465,500	72,578
03/13/2019	J.P. Morgan Chase Bank, N.A.	EUR	1,668,158	NOK	14,182,333	16,302
03/13/2019	Standard Charted Bank PLC	TWD	100,068,502	USD	3,268,397	4,295
04/08/2019	Goldman Sachs International	GBP	1,400,000	USD	1,852,617	10,384
04/10/2019	Citibank, N.A.	EUR	668,797	NOK	5,672,934	5,797
04/10/2019	Goldman Sachs International	USD	270,005	MXN	5,229,000	789
04/10/2019	J.P. Morgan Chase Bank, N.A.	EUR	1,004,372	NOK	8,509,400	7,520
Subtotal—Appreciation						1,205,702
Currency Risk
02/08/2019	Goldman Sachs International	USD	22,945	EUR	20,000	(45)
02/12/2019	State Street Bank & Trust Co.	AUD	1,435,646	USD	1,023,250	(20,437)
02/12/2019	State Street Bank & Trust Co.	BRL	321,000	USD	86,269	(1,698)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/12/2019	State Street Bank & Trust Co.	CAD	690,000	USD	517,060	$(8,205)
02/12/2019	State Street Bank & Trust Co.	CHF	16,000	USD	16,066	(35)
02/12/2019	State Street Bank & Trust Co.	CNY	2,261,811	USD	329,806	(7,500)
02/12/2019	State Street Bank & Trust Co.	DKK	76,000	USD	11,584	(77)
02/12/2019	State Street Bank & Trust Co.	EUR	392,000	USD	446,875	(2,108)
02/12/2019	State Street Bank & Trust Co.	GBP	7,935,046	USD	10,130,504	(281,359)
02/12/2019	State Street Bank & Trust Co.	IDR	785,655,000	USD	55,563	(616)
02/12/2019	State Street Bank & Trust Co.	JPY	8,823,000	USD	80,635	(415)
02/12/2019	State Street Bank & Trust Co.	KRW	1,527,325,348	USD	1,362,668	(10,201)
02/12/2019	State Street Bank & Trust Co.	MXN	1,276,000	USD	65,264	(1,392)
02/12/2019	State Street Bank & Trust Co.	NOK	4,688,071	USD	547,348	(8,723)
02/12/2019	State Street Bank & Trust Co.	SGD	319,518	USD	235,562	(1,812)
02/12/2019	State Street Bank & Trust Co.	THB	5,868,000	USD	184,226	(3,626)
02/12/2019	State Street Bank & Trust Co.	TWD	15,676,602	USD	509,493	(940)
02/12/2019	State Street Bank & Trust Co.	USD	792,295	AUD	1,088,646	(869)
02/12/2019	State Street Bank & Trust Co.	USD	440,988	CAD	579,000	(220)
02/12/2019	State Street Bank & Trust Co.	USD	1,134,659	CHF	1,124,878	(2,649)
02/12/2019	State Street Bank & Trust Co.	USD	300,651	DKK	1,952,671	(1,057)
02/12/2019	State Street Bank & Trust Co.	USD	6,872,497	EUR	5,980,656	(22,457)
02/12/2019	State Street Bank & Trust Co.	USD	9,416,821	GBP	7,168,046	(11,368)
02/12/2019	State Street Bank & Trust Co.	USD	2,106,145	HKD	16,514,732	(839)
02/12/2019	State Street Bank & Trust Co.	USD	56,254	IDR	785,655,000	(76)
02/12/2019	State Street Bank & Trust Co.	USD	190,524	INR	13,557,000	(72)
02/12/2019	State Street Bank & Trust Co.	USD	511,278	JPY	55,459,161	(1,815)
02/12/2019	State Street Bank & Trust Co.	USD	413,864	NOK	3,480,071	(1,078)
02/12/2019	State Street Bank & Trust Co.	USD	449,297	SEK	4,051,647	(1,238)
02/12/2019	State Street Bank & Trust Co.	USD	201,777	SGD	271,518	(62)
02/12/2019	State Street Bank & Trust Co.	USD	187,940	THB	5,868,000	(87)
02/12/2019	State Street Bank & Trust Co.	USD	536,411	TWD	16,464,602	(321)
02/12/2019	State Street Bank & Trust Co.	ZAR	763,000	USD	54,586	(2,888)
02/13/2019	Barclays Bank PLC	AUD	4,195,498	USD	3,034,571	(15,526)
02/13/2019	Barclays Bank PLC	MXN	5,584,000	USD	282,670	(8,987)
02/13/2019	Citibank, N.A.	AUD	465,335	USD	333,593	(4,703)
02/13/2019	Citibank, N.A.	BRL	3,692,315	USD	991,271	(20,540)
02/13/2019	Citibank, N.A.	CAD	1,135,068	USD	862,216	(1,879)
02/13/2019	Citibank, N.A.	MXN	29,003,999	USD	1,436,959	(77,943)
02/13/2019	Citibank, N.A.	USD	376,085	MXN	7,167,573	(1,717)
02/13/2019	Deutsche Bank AG	CNY	21,554,231	USD	3,124,345	(90,066)
02/13/2019	Deutsche Bank AG	EUR	4,600,433	SEK	41,368,000	(25,316)
02/13/2019	Deutsche Bank AG	NZD	1,263,133	USD	842,419	(30,850)
02/13/2019	Goldman Sachs International	AUD	858,562	USD	615,004	(9,165)
02/13/2019	Goldman Sachs International	BRL	261,000	USD	70,077	(1,446)
02/13/2019	Goldman Sachs International	CAD	1,340,958	USD	1,012,077	(8,757)
02/13/2019	Goldman Sachs International	CLP	384,377,543	USD	563,129	(23,021)
02/13/2019	Goldman Sachs International	KRW	3,262,942,287	USD	2,924,327	(8,711)
02/13/2019	J.P. Morgan Chase Bank, N.A.	AUD	1,058,374	USD	760,307	(9,123)
02/13/2019	J.P. Morgan Chase Bank, N.A.	CAD	516,770	USD	388,869	(4,533)
02/13/2019	J.P. Morgan Chase Bank, N.A.	CLP	39,353,750	USD	56,901	(3,111)
02/13/2019	J.P. Morgan Chase Bank, N.A.	USD	338,459	MXN	6,465,977	(737)
02/13/2019	Merrill Lynch International	CAD	325,937	USD	246,471	(1,656)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/13/2019	Morgan Stanley & Co. LLC	AUD	2,341,487	USD	1,665,808	$(36,436)
02/13/2019	Morgan Stanley & Co. LLC	BRL	433,685	USD	116,541	(2,302)
02/13/2019	Morgan Stanley & Co. LLC	CAD	3,191,062	USD	2,386,808	(42,460)
02/13/2019	Morgan Stanley & Co. LLC	USD	1,376,016	AUD	1,884,540	(5,969)
02/13/2019	Royal Bank of Scotland Securities Inc.	AUD	102,803	USD	74,051	(686)
02/28/2019	J.P. Morgan Chase Bank, N.A.	CAD	38,866	USD	29,347	(251)
03/01/2019	Goldman Sachs International	EUR	976,000	USD	1,111,585	(7,896)
03/01/2019	Goldman Sachs International	GBP	1,014,000	USD	1,274,450	(57,214)
03/01/2019	Goldman Sachs International	MXN	1,500,000	USD	73,975	(4,181)
03/01/2019	Goldman Sachs International	USD	395,922	GBP	300,000	(1,939)
03/08/2019	Goldman Sachs International	EUR	40,000	USD	45,609	(300)
03/08/2019	Goldman Sachs International	GBP	537,000	USD	685,996	(19,490)
03/08/2019	Goldman Sachs International	ZAR	2,080,000	USD	148,953	(7,290)
03/12/2019	State Street Bank & Trust Co.	BRL	253,000	USD	68,856	(365)
03/12/2019	State Street Bank & Trust Co.	CNY	2,261,811	USD	336,868	(439)
03/12/2019	State Street Bank & Trust Co.	KRW	1,488,415,348	USD	1,337,914	(1,065)
03/12/2019	State Street Bank & Trust Co.	MXN	1,324,000	USD	68,781	(90)
03/12/2019	State Street Bank & Trust Co.	THB	5,868,000	USD	187,897	(87)
03/12/2019	State Street Bank & Trust Co.	USD	151,131	HKD	1,184,000	(14)
03/12/2019	State Street Bank & Trust Co.	USD	297	IDR	4,163,000	0
03/12/2019	State Street Bank & Trust Co.	ZAR	763,000	USD	56,955	(332)
03/13/2019	Barclays Bank PLC	EUR	3,222,822	USD	3,680,112	(20,409)
03/13/2019	Citibank, N.A.	BRL	10,830,500	USD	2,884,149	(78,805)
03/13/2019	Citibank, N.A.	USD	204,661	MXN	3,916,008	(992)
03/13/2019	Goldman Sachs International	BRL	863,000	USD	227,560	(8,535)
03/13/2019	Goldman Sachs International	CNY	22,325,762	USD	3,232,900	(96,570)
03/13/2019	Goldman Sachs International	EUR	1,690,387	SEK	15,056,000	(21,525)
03/13/2019	Goldman Sachs International	KRW	3,262,942,287	USD	2,921,689	(13,758)
03/13/2019	Goldman Sachs International	USD	232,738	MXN	4,464,500	(543)
04/08/2019	Goldman Sachs International	EUR	190,000	USD	218,333	(333)
04/10/2019	Barclays Bank PLC	EUR	2,274,616	SEK	20,280,000	(21,560)
04/10/2019	Barclays Bank PLC	KRW	2,499,320,287	USD	2,233,371	(17,301)
04/10/2019	Barclays Bank PLC	USD	2,381,749	JPY	255,327,104	(24,986)
04/10/2019	Citibank, N.A.	BRL	1,842,500	USD	491,938	(10,970)
04/10/2019	Goldman Sachs International	EUR	1,328,099	USD	1,526,205	(2,532)
04/10/2019	Goldman Sachs International	TWD	60,904,548	USD	1,987,487	(3,207)
04/10/2019	Goldman Sachs International	USD	2,364,042	INR	166,861,207	(35,205)
04/10/2019	Goldman Sachs International	USD	231,760	MXN	4,464,500	(556)
04/10/2019	Standard Charted Bank PLC	CNY	2,682,800	USD	390,148	(10,004)
Subtotal—Depreciation						(1,300,669)
Total Forward Foreign Currency Contracts						$(94,967)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Investment Abbreviations:
AUD	—Australia Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—China Yuan Renminbi
CPI	—Consumer Price Index
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
IDR	—Indonesia Rupiah
INR	—Indian Rupee
JPY	—Japan Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norway Krone
NSA	—Non-Seasonally Adjusted
NZD	—New Zealand Dollar
SEK	—Sweden Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—Taiwan New Dollar
USD	—U.S. Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Targeted Returns Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco
Cayman Commodity Fund VII Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The
Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is
Invesco Global Targeted Returns Fund

B.
Securities Transactions and Investment Income — (continued)
recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of
Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the
Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of
Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors.
These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.
Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the
Statement of Operations, even though investors do not receive their principal until maturity.
E.
Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of
Operations.
F.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)
currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
G.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the
Invesco Global Targeted Returns Fund

G.
Forward Foreign Currency Contracts — (continued)
contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
H.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal
Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default.
Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
I.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter
(“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the
Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the
Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of
Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated
Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs
(such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the
Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the
Counterparty.
Invesco Global Targeted Returns Fund

I.
Swap Agreements — (continued)
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of
Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction.
Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the
Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of January 31, 2018 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
J.
Call Options Purchased and Written — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated
Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated
Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the
Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Invesco Global Targeted Returns Fund

K.
Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation)
of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.
Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$16,659,316	$8,138,527	$—	$24,797,843
Non-U.S. Dollar Denominated Bonds & Notes	—	10,641,515	—	10,641,515
U.S. Dollar Denominated Bonds & Notes	—	8,243,579	—	8,243,579
U.S. Treasury Securities	—	776,779	—	776,779
Preferred Stock	38,466	—	—	38,466
Money Market Funds	26,488,019	—	—	26,488,019
Options Purchased	—	6,097,749	—	6,097,749
Total Investments in Securities	43,185,801	33,898,149	—	77,083,950
Invesco Global Targeted Returns Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	86,422	—	—	86,422
Forward Foreign Currency Contracts	—	1,205,702	—	1,205,702
Swap Agreements	—	2,697,680	—	2,697,680
	86,422	3,903,382	—	3,989,804
Other Investments - Liabilities*
Futures Contracts	(1,236,500)	—	—	(1,236,500)
Forward Foreign Currency Contracts	—	(1,300,669)	—	(1,300,669)
Options Written	—	(3,249,374)	—	(3,249,374)
Swap Agreements	—	(2,195,560)	(3,630)	(2,199,190)
	(1,236,500)	(6,745,603)	(3,630)	(7,985,733)
Total Other Investments	(1,150,078)	(2,842,221)	(3,630)	(3,995,929)
Total Investments	$42,035,723	$31,055,928	$(3,630)	$73,088,021
*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
	Value
Derivative Assets	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$-	$-	$-	$49,012	$37,410	$86,422
Unrealized appreciation on swap agreements — Centrally Cleared	-	17,961	-	-	1,935,899	1,953,860
Unrealized appreciation on forward foreign currency contracts outstanding	-	-	1,205,702	-	-	1,205,702
Unrealized appreciation on swap agreements — OTC	229,158	-	-	514,662	-	743,820
Options purchased, at value — OTC	-	-	706,883	2,028,277	3,308,589	6,043,749
Total Derivative Assets	229,158	17,961	1,912,585	2,591,951	5,281,898	10,033,553
Derivatives not subject to master netting agreements	-	(17,961)	-	(49,012)	(1,973,309)	(2,040,282)
Total Derivative Assets subject to master netting agreements	$229,158	$-	$1,912,585	$2,542,939	$3,308,589	$7,993,271
Invesco Global Targeted Returns Fund

	Value
Derivative Liabilities	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded	$-	$-	$-	$(1,173,345)	$(63,155)	$(1,236,500)
Unrealized depreciation on swap agreements — OTC	(299,155)	(2,462)	(2,995)	(315,649)	(155,546)	(775,807)
Unrealized appreciation on swap agreements — Centrally Cleared	-	(16,440)	-	-	(1,406,943)	(1,423,383)
Unrealized depreciation on forward foreign currency contracts outstanding	-	-	(1,300,669)	-	-	(1,300,669)
Options written, at value — OTC	-	-	(34,215)	(2,324,614)	(890,545)	(3,249,374)
Total Derivative Liabilities	(299,155)	(18,902)	(1,337,879)	(3,813,608)	(2,516,189)	(7,985,733)
Derivatives not subject to master netting agreements	-	16,440	-	1,173,345	1,470,098	2,659,883
Total Derivative Liabilities subject to master netting agreements	$(299,155)	$(2,462)	$(1,337,879)	$(2,640,263)	$(1,046,091)	$(5,325,850)
Options purchased, at value as reported in the Consolidated Schedule of Investments.
Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$1,076,628	$-	$-	$1,076,628
Futures contracts	-	-	-	1,870,487	4,164	1,874,651
Options purchased	-	-	(170,139)	(6,407,582)	31,320	(6,546,401)
Options written	-	-	254,952	5,246,826	(138,704)	5,363,074
Swap agreements	(205,783)	28,836	-	(1,692,151)	99,054	(1,770,044)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	(94,967)	-	-	(94,967)
Futures contracts	-	-	-	(3,051,644)	(27,610)	(3,079,254)
Options purchased	-	-	(284,766)	(2,336,397)	772,270	(1,848,893)
Options written	-	-	(141,481)	(1,007,082)	(196,597)	(1,345,160)
Swap agreements	(268,118)	(61,186)	(2,995)	1,343,292	630,645	1,641,638
Total	$(473,901)	$(32,350)	$637,232	$(6,034,251)	$1,174,542	$(4,728,728)
The table below summarizes the average notional values of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Swaptions Purchased	Foreign Currency Options Purchased	Index Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$183,426,369	$41,035,243	$78,158,823	$88,122,499	$37,671,685	$109,283,289	$19,113,000	$2,148,715	$506,244,093
Average Contracts	—	—	2,434	—	—	984	—	—	—
Invesco Global Targeted Returns Fund

Item 2.	Controls and Procedures.

(a)

As of March 26, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 26, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 3, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 3, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	April 3, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.